UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21638
JPMorgan Institutional Trust
(Exact name of registrant as specified in charter)

277 Park Avenue
New York, NY 10172
(Address of principal executive offices) (Zip code)

Gregory S. Samuels
277 Park Avenue
New York, NY 10172
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(800) 343-1111
Date of fiscal year end:
Last Day of February
Date of reporting period:
February 28, 2025

Item 1. Report to Stockholders.
a.) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).
b.) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report. Not Applicable. Notices do not incorporate disclosures from the shareholder reports.

ANNUAL SHAREHOLDER REPORT | February 28, 2025 (Unaudited)
JPMorgan Core Bond Trust

Ticker: N/A
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Core Bond Trust (the "Fund") for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/JPMorgan/TVT/62826M921/SAR?site=JPMCBT. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Core Bond Trust	$15	0.15%
How did the Fund Perform?
The JPMorgan Core Bond Trust (the "Trust") returned 6.66% for the year ended February 28, 2025. The Bloomberg U.S. Aggregate Index (the "Index") returned 5.81% for the year ended February 28, 2025.
  The Trust’s underweight to U.S Treasuries was the largest contributor to relative returns over the period. Rates rallied across the yield curve, as growing uncertainty about the impact of the U.S. administration’s policy agenda weighed on both corporate and consumer sentiment and concerns about growth reemerged.
  The Trust’s allocation to corporate credit was a significant contributor to relative performance over the period. Exposure to the financials and industrials sectors helped relative performance.
  The Trust’s out-of-benchmark allocation to non-agency mortgage-backed securities ("MBS") contributed to relative returns over the period.  Non-agency MBS, non-agency commercial mortgage-backed securities, and mortgage-related asset-backed securities all added to the Fund’s returns.
  Some aspects of yield curve positioning contributed to performance over the period. The Trust was overweight to the one- to five-year portion of the curve, where rates fell most, and underweight the 10- to 30-year portion, where rates were unchanged or slightly higher.
  The Trust’s allocation to agency MBS was the largest detractor from relative performance over the period. It was a period that didn’t reward portfolios built with pre-pay protected MBS, which is a hallmark of the Trust’s security selection.
  The Trust’s shorter duration compared to the Index was a slight headwind, as Treasury yields fell in the front and intermediate portions of the curve. At the end of the period, the Trust’s duration was 6.01 years compared to the Index duration of 6.04 years.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Core Bond Trust	February 7, 2005	6.66%	0.33%	2.23%
Bloomberg U.S. Aggregate Index		5.81	(0.52)	1.51
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000,000 invested in the JPMorgan Core Bond Trust and the Bloomberg U.S. Aggregate Index from February 28, 2015 to February 28, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. Aggregate Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.

KEY FUND STATISTICS
Fund net assets (000's)	$2,737,713
Total number of portfolio holdings	1,887
Portfolio turnover rate	32%
Total advisory fees paid (000's)	$3,159
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At https://connect.rightprospectus.com/JPMorgan/TVT/62826M921/SAR?site=JPMCBT, you can find additional information about the Fund, including the Fund’s:
  Financial information
  Fund holdings
INSTT-225
JPMorgan Core Bond Trust

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 13(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer. There were no amendments to the code of ethics or waivers granted with respect to the code of ethics in the period covered by the report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its audit committee. The Securities and Exchange Commission has stated that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liabilities that are greater than the duties, obligations and liabilities imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

The Audit committee financial experts are Gary L. French, Kathleen M. Gallagher, Raymond Kanner and Lawrence R. Maffia, each of whom is not an “interested person” of the Registrant and is also “independent” as defined by the U.S. Securities and Exchange Commission for the purposes of the audit committee financial expert determination.

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

AUDIT FEES

2025 – $66,693

2024 – $68,462

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

AUDIT-RELATED FEES

2025 – $8,450

2024 – $12,168

Audit-related fees consists of security count procedures performed as required under Rule 17f-2 of the Investment Company Act of 1940 during the Registrant’s fiscal year.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

TAX FEES

2025 – $9,699

2024 – $18,306

The tax fees consist of fees billed in connection with preparing the federal regulated investment company income tax returns for the Registrant for the tax years ended February 28, 2025 and February 29,2024, respectively.

For the last fiscal year, no tax fees were required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

ALL OTHER FEES

2025 – Not applicable

2024 – Not applicable

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to the Registrant’s Audit Committee Charter and written policies and procedures for the pre-approval of audit and non-audit services (the “Pre-approval Policy”), the Audit Committee pre-approves all audit and non-audit services performed by the Registrant’s independent public registered accounting firm for the Registrant. In addition, the Audit Committee pre-approves the auditor’s engagement for non-audit services with the Registrant’s investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any Service Affiliate in accordance with paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if the engagement relates directly to the operations and financial reporting of the Registrant. Proposed services may be pre-approved either 1) without consideration of specific case-by-case services or 2) require the specific pre-approval of the Audit Committee. Therefore, initially the Pre-approval Policy listed a number of audit and non-audit services that have been approved by the Audit Committee, or which were not subject to pre-approval under the transition provisions of Sarbanes-Oxley Act of 2002

(the “Pre-approval List”). The Audit Committee annually reviews and pre-approves the services included on the Pre-approval List that may be provided by the independent public registered accounting firm without obtaining additional specific pre-approval of individual services from the Audit Committee. The Audit Committee adds to, or subtracts from, the list of general pre-approved services from time to time, based on subsequent determinations. All other audit and non-audit services not on the Pre-approval List must be specifically pre-approved by the Audit Committee.

One or more members of the Audit Committee may be appointed as the Committee’s delegate for the purposes of considering whether to approve such services. Any pre-approvals granted by the delegate will be reported, for informational purposes only, to the Audit Committee at its next scheduled meeting. The Audit Committee’s responsibilities to pre-approve services performed by the independent public registered accounting firm are not delegated to management.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

2025 – 0.0%

2024 – 0.0%

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

Not applicable - Less than 50%.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees billed by the independent registered public accounting firm for services rendered to the Registrant, and rendered to Service Affiliates, for the last two calendar year ends were:

2024 - $34.9 million

2023 - $34.9 million

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee has considered whether the provision of the non-audit services that were rendered to Service Affiliates that were not pre-approved (not requiring pre-approval) is compatible with maintaining the independent public registered accounting firm’s independence. All services provided by the independent public registered accounting firm to the Registrant or to Service Affiliates that were required to be pre-approved were pre-approved as required.

(i) A registrant identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form NCSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction must electronically submit to the Commission on a supplemental basis documentation that establishes that the registrant is not owned or controlled by a governmental entity in the foreign jurisdiction. The registrant must submit this documentation on or before the due date for this form. A registrant that is owned or controlled by a foreign governmental entity is not required to submit such documentation.

Not applicable.

(j) A registrant that is a foreign issuer, as defined in 17 CFR 240.3b-4, identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction, for each year in which the registrant is so identified, must provide the below disclosures. Also, any such identified foreign issuer that uses a variable-interest entity or any similar structure that results in additional foreign entities being consolidated in the financial statements of the registrant is required to provide the below disclosures for itself and its consolidated foreign operating entity or entities. A registrant must disclose:

(1)

That, for the immediately preceding annual financial statement period, a registered public accounting firm that the PCAOB was unable to inspect or investigate completely, because of a position taken by an authority in the foreign jurisdiction, issued an audit report for the registrant;

(2)	The percentage of shares of the registrant owned by governmental entities in the foreign jurisdiction in which the registrant is incorporated or otherwise organized;

(3)	Whether governmental entities in the applicable foreign jurisdiction with respect to that registered public accounting firm have a controlling financial interest with respect to the registrant;

(4)	The name of each official of the Chinese Communist Party who is a member of the board of directors of the registrant or the operating entity with respect to the registrant; and

(5)	Whether the articles of incorporation of the registrant (or equivalent organizing document) contains any charter of the Chinese Communist Party, including the text of any such charter.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable.

ITEM 6. INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included in the financial statements filed under Item 7 of this Form.

Included in Item 7.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Annual Financial Statements
JPMorgan Institutional Trust Funds
February 28, 2025
JPMorgan Core Bond Trust

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
This report is intended for distribution only to accredited investors. Distribution of this document to anyone other than the intended user is expressly prohibited. This document may not be copied, faxed or otherwise distributed to the general public.

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — 27.9%
U.S. Treasury Bonds
1.13%, 5/15/2040	5,350	3,407
3.88%, 8/15/2040	10,580	9,953
2.25%, 5/15/2041	18,355	13,696
2.38%, 2/15/2042	48,290	36,114
2.75%, 11/15/2042	12,300	9,641
4.00%, 11/15/2042	4,400	4,137
3.13%, 2/15/2043	415	343
2.88%, 5/15/2043	15,720	12,490
3.63%, 8/15/2043	6,564	5,817
3.75%, 11/15/2043	24,928	22,460
3.00%, 11/15/2044	8,200	6,531
3.00%, 11/15/2045	630	498
2.25%, 8/15/2046	10,363	7,055
3.00%, 2/15/2047	548	427
3.13%, 5/15/2048	3,757	2,962
3.00%, 8/15/2048	2,610	2,007
2.25%, 8/15/2049	14,665	9,604
2.38%, 11/15/2049	3,700	2,484
2.00%, 2/15/2050	5,329	3,279
1.38%, 8/15/2050	565	293
1.63%, 11/15/2050	8,800	4,874
1.88%, 2/15/2051	18,387	10,852
2.00%, 8/15/2051	810	491
1.88%, 11/15/2051	7,225	4,234
2.25%, 2/15/2052	3,325	2,137
2.88%, 5/15/2052	1,942	1,435
U.S. Treasury Inflation Indexed Bonds
1.75%, 1/15/2028	452	458
3.63%, 4/15/2028	1,559	1,668
2.50%, 1/15/2029	441	459
U.S. Treasury Notes
5.00%, 10/31/2025	3,840	3,859
4.25%, 11/30/2026	29,780	29,894
4.13%, 1/31/2027	43,900	43,996
2.63%, 5/31/2027	12,000	11,651
3.13%, 8/31/2027	43,850	42,966
0.38%, 9/30/2027	4,690	4,280
0.75%, 1/31/2028	4,500	4,104
3.50%, 4/30/2028	50,370	49,648
1.25%, 6/30/2028	13,470	12,330
1.00%, 7/31/2028	9,500	8,603
4.13%, 7/31/2028	38,000	38,177
1.75%, 1/31/2029	3,850	3,539
1.88%, 2/28/2029	18,000	16,600
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

2.88%, 4/30/2029	25,060	23,983
2.75%, 5/31/2029	130	124
3.25%, 6/30/2029	35,100	34,041
4.88%, 10/31/2030	17,985	18,725
1.25%, 8/15/2031	1,040	874
1.88%, 2/15/2032	63,070	54,588
2.88%, 5/15/2032	15,725	14,516
2.75%, 8/15/2032	20,510	18,713
4.50%, 11/15/2033	56,200	57,541
4.00%, 2/15/2034	4,046	3,991
3.88%, 8/15/2034	10,785	10,519
4.25%, 11/15/2034	6,436	6,461
U.S. Treasury STRIPS Bonds
9.01%, 5/15/2026 (a)	1,500	1,428
4.18%, 8/15/2026 (a)	1,592	1,501
4.47%, 8/15/2030 (a)	6,780	5,410
4.50%, 11/15/2030 (a)	6,865	5,418
4.71%, 2/15/2031 (a)	11,800	9,207
4.52%, 5/15/2031 (a)	14,050	10,844
4.63%, 8/15/2031 (a)	29,215	22,301
4.53%, 11/15/2031 (a)	10,790	8,145
5.03%, 11/15/2040 (a)	5,430	2,627
5.05%, 2/15/2041 (a)	3,487	1,666
2.67%, 11/15/2041 (a)	500	230
5.06%, 5/15/2046 (a)	3,560	1,313
Total U.S. Treasury Obligations (Cost $813,792)		763,619
Corporate Bonds — 25.7%
Aerospace & Defense — 0.7%
Airbus SE (France) 3.95%, 4/10/2047 (b)	150	124
BAE Systems plc (United Kingdom)
1.90%, 2/15/2031 (b)	1,007	855
3.00%, 9/15/2050 (b)	502	337
Boeing Co. (The)
2.75%, 2/1/2026	701	688
2.20%, 2/4/2026	1,385	1,351
3.10%, 5/1/2026	320	314
5.04%, 5/1/2027	960	963
3.25%, 3/1/2028	840	802
6.30%, 5/1/2029	1,095	1,147
5.15%, 5/1/2030	1,540	1,542
6.39%, 5/1/2031	620	661
6.53%, 5/1/2034	1,020	1,093
5.71%, 5/1/2040	745	733
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	JPMorgan Institutional Trust Funds	1

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Aerospace & Defense — continued
L3Harris Technologies, Inc.
5.25%, 6/1/2031	1,130	1,149
5.40%, 7/31/2033	1,082	1,100
Leidos, Inc.
2.30%, 2/15/2031	465	400
5.75%, 3/15/2033	630	649
RTX Corp.
5.15%, 2/27/2033	934	944
4.50%, 6/1/2042	2,799	2,490
4.15%, 5/15/2045	543	452
4.35%, 4/15/2047	199	169
		17,963
Automobiles — 0.2%
Hyundai Capital America
1.80%, 10/15/2025 (b)	490	481
1.30%, 1/8/2026 (b)	425	413
1.50%, 6/15/2026 (b)	775	745
3.00%, 2/10/2027 (b)	355	344
2.38%, 10/15/2027 (b)	530	500
1.80%, 1/10/2028 (b)	805	742
5.30%, 6/24/2029 (b)	825	839
4.55%, 9/26/2029 (b)	1,000	988
Stellantis Finance US, Inc. 2.69%, 9/15/2031 (b)	785	662
Volkswagen Group of America Finance LLC (Germany) 1.63%, 11/24/2027 (b)	378	345
		6,059
Banks — 7.3%
ABN AMRO Bank NV (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 6.58%, 10/13/2026 (b) (c)	1,800	1,820
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 6.34%, 9/18/2027 (b) (c)	900	923
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.47%, 12/13/2029 (b) (c)	800	737
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 5.52%, 12/3/2035 (b) (c)	1,600	1,611
AIB Group plc (Ireland)
(SOFR + 3.46%), 7.58%, 10/14/2026 (b) (c)	1,955	1,988
(SOFR + 1.91%), 5.87%, 3/28/2035 (b) (c)	1,500	1,541
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
ANZ New Zealand Int'l Ltd. (New Zealand) 5.36%, 8/14/2028 (b)	1,070	1,100
Australia & New Zealand Banking Group Ltd. (Australia) 4.40%, 5/19/2026 (b) (d)	263	262
Banco Nacional de Panama (Panama) 2.50%, 8/11/2030 (b)	1,250	1,016
Banco Santander SA (Spain)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (c)	200	191
5.59%, 8/8/2028	3,000	3,086
6.61%, 11/7/2028	1,400	1,488
5.57%, 1/17/2030	600	615
6.03%, 1/17/2035	800	833
Bank of America Corp.
(3-MONTH CME TERM SOFR + 1.77%), 3.71%, 4/24/2028 (c)	1,700	1,666
(SOFR + 1.58%), 4.38%, 4/27/2028 (c)	1,500	1,491
(3-MONTH CME TERM SOFR + 1.30%), 3.42%, 12/20/2028 (c)	2,926	2,826
(SOFR + 1.63%), 5.20%, 4/25/2029 (c)	1,890	1,917
(SOFR + 1.57%), 5.82%, 9/15/2029 (c)	2,710	2,805
(SOFR + 2.15%), 2.59%, 4/29/2031 (c)	1,510	1,355
(SOFR + 1.21%), 2.57%, 10/20/2032 (c)	1,120	967
(SOFR + 1.33%), 2.97%, 2/4/2033 (c)	435	382
(SOFR + 1.84%), 5.87%, 9/15/2034 (c)	1,440	1,508
(SOFR + 1.65%), 5.47%, 1/23/2035 (c)	1,150	1,169
(SOFR + 1.93%), 2.68%, 6/19/2041 (c)	3,685	2,647
Bank of Ireland Group plc (Ireland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 6.25%, 9/16/2026 (b) (c)	1,878	1,893
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (b) (c)	755	724
(SOFR + 1.62%), 5.60%, 3/20/2030 (b) (c)	895	915
Bank of Montreal (Canada) (SOFR + 1.25%), 4.64%, 9/10/2030 (c)	790	786
Bank of New Zealand (New Zealand) 5.08%, 1/30/2029 (b)	910	930
Bank of Nova Scotia (The) (Canada) 4.85%, 2/1/2030	1,650	1,659
Banque Federative du Credit Mutuel SA (France)
5.79%, 7/13/2028 (b)	2,405	2,486
5.54%, 1/22/2030 (b)	405	416
SEE NOTES TO FINANCIAL STATEMENTS.

2	JPMorgan Institutional Trust Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Barclays plc (United Kingdom)
(SOFR + 1.88%), 6.50%, 9/13/2027 (c)	2,840	2,912
(SOFR + 1.56%), 4.94%, 9/10/2030 (c)	1,020	1,015
(SOFR + 1.23%), 5.37%, 2/25/2031 (c)	945	956
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 11/24/2032 (c)	585	509
(SOFR + 1.59%), 5.79%, 2/25/2036 (c)	895	909
BNP Paribas SA (France)
(SOFR + 2.07%), 2.22%, 6/9/2026 (b) (c)	832	826
(SOFR + 1.00%), 1.32%, 1/13/2027 (b) (c)	323	314
(SOFR + 1.52%), 5.18%, 1/9/2030 (b) (c)	2,015	2,039
(SOFR + 1.59%), 5.50%, 5/20/2030 (b) (c)	570	581
(SOFR + 1.28%), 5.28%, 11/19/2030 (b) (c)	4,585	4,633
(SOFR + 1.62%), 5.79%, 1/13/2033 (b) (c)	2,085	2,138
(SOFR + 1.56%), 3.13%, 1/20/2033 (b) (c)	765	670
BPCE SA (France)
1.00%, 1/20/2026 (b)	2,205	2,139
(SOFR + 1.52%), 1.65%, 10/6/2026 (b) (c)	690	678
(SOFR + 2.27%), 6.71%, 10/19/2029 (b) (c)	1,600	1,687
(SOFR + 1.96%), 5.72%, 1/18/2030 (b) (c)	628	642
(SOFR + 1.68%), 5.88%, 1/14/2031 (b) (c)	1,135	1,167
(SOFR + 1.31%), 2.28%, 1/20/2032 (b) (c)	730	618
(SOFR + 1.85%), 5.94%, 5/30/2035 (b) (c)	1,495	1,526
(SOFR + 2.04%), 6.29%, 1/14/2036 (b) (c)	1,485	1,550
CaixaBank SA (Spain)
(SOFR + 2.08%), 6.68%, 9/13/2027 (b) (c)	1,370	1,411
(SOFR + 2.26%), 6.04%, 6/15/2035 (b) (c)	960	998
Canadian Imperial Bank of Commerce (Canada)
5.26%, 4/8/2029	630	642
(SOFR + 1.34%), 4.63%, 9/11/2030 (c)	2,800	2,780
Citigroup, Inc.
4.40%, 6/10/2025	865	864
4.30%, 11/20/2026	1,200	1,195
(3-MONTH CME TERM SOFR + 1.65%), 3.67%, 7/24/2028 (c)	1,573	1,536
(SOFR + 1.34%), 4.54%, 9/19/2030 (c)	1,912	1,883
(SOFR + 1.35%), 3.06%, 1/25/2033 (c)	719	632
(SOFR + 1.45%), 5.45%, 6/11/2035 (c)	1,850	1,877
(SOFR + 1.38%), 2.90%, 11/3/2042 (c)	298	214
Cooperatieve Rabobank UA (Netherlands)
4.38%, 8/4/2025	783	781
3.75%, 7/21/2026	945	932
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
Credit Agricole SA (France)
4.38%, 3/17/2025 (b)	1,250	1,250
(SOFR + 1.68%), 1.91%, 6/16/2026 (b) (c)	500	496
(SOFR + 0.89%), 1.25%, 1/26/2027 (b) (c)	2,500	2,425
(SOFR + 1.13%), 5.23%, 1/9/2029 (b) (c)	639	647
(SOFR + 1.86%), 6.32%, 10/3/2029 (b) (c)	815	854
(SOFR + 1.69%), 5.34%, 1/10/2030 (b) (c)	571	580
(SOFR + 1.74%), 5.86%, 1/9/2036 (b) (c)	2,440	2,504
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.71%, 3/1/2030 (b) (c)	1,535	1,581
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 4.61%, 10/2/2030 (b) (c)	998	984
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.93%), 5.02%, 3/4/2031 (b) (c)	1,445	1,448
Discover Bank 4.25%, 3/13/2026	1,205	1,199
DNB Bank ASA (Norway) (SOFR + 1.05%), 4.85%, 11/5/2030 (b) (c)	975	978
Federation des Caisses Desjardins du Quebec (Canada) 5.70%, 3/14/2028 (b)	1,280	1,318
HSBC Holdings plc (United Kingdom)
(3-MONTH CME TERM SOFR + 1.61%), 4.29%, 9/12/2026 (c)	939	937
(3-MONTH CME TERM SOFR + 1.81%), 4.04%, 3/13/2028 (c)	904	891
(SOFR + 1.73%), 2.01%, 9/22/2028 (c)	1,215	1,134
(SOFR + 1.29%), 2.21%, 8/17/2029 (c)	815	746
(SOFR + 1.29%), 5.29%, 11/19/2030 (c)	2,375	2,397
(SOFR + 1.29%), 5.13%, 3/3/2031 (c)	855	857
(SOFR + 1.95%), 2.36%, 8/18/2031 (c)	1,160	1,008
(SOFR + 2.65%), 6.33%, 3/9/2044 (c)	700	756
Huntington Bancshares, Inc. (SOFR + 1.28%), 5.27%, 1/15/2031 (c)	920	932
ING Groep NV (Netherlands)
(SOFR + 1.01%), 1.73%, 4/1/2027 (c)	705	684
(SOFR + 1.56%), 6.08%, 9/11/2027 (c)	361	369
KBC Group NV (Belgium)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 4.93%, 10/16/2030 (b) (c)	200	200
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 6.32%, 9/21/2034 (b) (c)	1,890	2,019
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	JPMorgan Institutional Trust Funds	3

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
KeyCorp (SOFRINDX + 1.23%), 5.12%, 4/4/2031 (c)	1,465	1,472
Lloyds Banking Group plc (United Kingdom)
4.58%, 12/10/2025	400	399
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 3.51%, 3/18/2026 (c)	770	770
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.63%, 5/11/2027 (c)	980	945
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.38%), 5.46%, 1/5/2028 (c)	1,140	1,155
4.38%, 3/22/2028	475	470
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 5.68%, 1/5/2035 (c)	1,240	1,265
Mitsubishi UFJ Financial Group, Inc. (Japan) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.54%, 7/20/2027 (c)	940	902
Mizuho Financial Group, Inc. (Japan)
(3-MONTH CME TERM SOFR + 1.09%), 2.23%, 5/25/2026 (c)	875	870
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.23%, 5/22/2027 (c)	1,057	1,015
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 5.38%, 7/10/2030 (c)	2,500	2,553
(3-MONTH CME TERM SOFR + 1.57%), 2.87%, 9/13/2030 (c)	720	664
NatWest Group plc (United Kingdom)
4.80%, 4/5/2026	2,010	2,016
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.85%), 7.47%, 11/10/2026 (c)	670	683
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.35%), 5.85%, 3/2/2027 (c)	1,480	1,498
(3-MONTH SOFR + 1.75%), 4.89%, 5/18/2029 (c)	690	691
(3-MONTH SOFR + 1.91%), 5.08%, 1/27/2030 (c)	905	911
(3-MONTH SOFR + 1.87%), 4.45%, 5/8/2030 (c)	1,240	1,218
NatWest Markets plc (United Kingdom) 5.41%, 5/17/2029 (b)	2,500	2,564
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
Nordea Bank Abp (Finland) 5.38%, 9/22/2027 (b)	865	881
PNC Financial Services Group, Inc. (The) (SOFR + 1.26%), 4.81%, 10/21/2032 (c)	1,160	1,150
Royal Bank of Canada (Canada) (SOFRINDX + 1.08%), 4.65%, 10/18/2030 (c)	1,820	1,810
Santander Holdings USA, Inc.
(SOFR + 2.50%), 6.17%, 1/9/2030 (c)	1,500	1,552
(SOFR + 2.14%), 6.34%, 5/31/2035 (c)	670	696
Santander UK Group Holdings plc (United Kingdom)
(SOFR + 2.75%), 6.83%, 11/21/2026 (c)	3,355	3,402
(SOFR + 2.60%), 6.53%, 1/10/2029 (c)	2,100	2,188
(SOFRINDX + 1.55%), 4.86%, 9/11/2030 (c)	1,290	1,274
(SOFRINDX + 1.52%), 5.69%, 4/15/2031 (c)	1,700	1,738
Skandinaviska Enskilda Banken AB (Sweden) 5.38%, 3/5/2029 (b)	1,860	1,905
Societe Generale SA (France)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.49%, 12/14/2026 (b) (c)	3,947	3,847
5.25%, 2/19/2027 (b)	1,379	1,387
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.79%, 6/9/2027 (b) (c)	395	380
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 5.63%, 1/19/2030 (b) (c)	1,859	1,888
3.00%, 1/22/2030 (b)	235	214
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 6/9/2032 (b) (c)	1,915	1,656
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 6.10%, 4/13/2033 (b) (c)	2,380	2,445
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.07%, 1/19/2035 (b) (c)	878	900
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.46%, 1/14/2027 (b) (c)	485	472
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 5.69%, 5/14/2028 (b) (c)	582	591
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.15%), 5.01%, 10/15/2030 (b) (c)	1,065	1,065
SEE NOTES TO FINANCIAL STATEMENTS.

4	JPMorgan Institutional Trust Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.45%), 5.91%, 5/14/2035 (b) (c)	3,447	3,546
Sumitomo Mitsui Financial Group, Inc. (Japan)
3.04%, 7/16/2029	1,315	1,226
5.71%, 1/13/2030	1,480	1,542
5.24%, 4/15/2030	1,500	1,530
Toronto-Dominion Bank (The) (Canada)
5.16%, 1/10/2028	600	610
5.52%, 7/17/2028	490	504
5.30%, 1/30/2032	1,410	1,435
Truist Financial Corp.
(SOFR + 2.05%), 6.05%, 6/8/2027 (c)	720	733
(SOFR + 2.45%), 7.16%, 10/30/2029 (c)	1,060	1,142
(SOFR + 1.85%), 5.12%, 1/26/2034 (c)	765	757
(SOFR + 1.92%), 5.71%, 1/24/2035 (c)	824	847
UniCredit SpA (Italy)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 2.57%, 9/22/2026 (b) (c)	905	894
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (b) (c)	665	642
US Bancorp (SOFR + 1.56%), 5.38%, 1/23/2030 (c)	965	985
Wells Fargo & Co.
(SOFR + 1.74%), 5.57%, 7/25/2029 (c)	4,000	4,101
(SOFR + 1.79%), 6.30%, 10/23/2029 (c)	570	599
(SOFR + 1.50%), 5.20%, 1/23/2030 (c)	1,385	1,405
(SOFR + 1.99%), 5.56%, 7/25/2034 (c)	2,355	2,403
(SOFR + 1.38%), 5.21%, 12/3/2035 (c)	4,510	4,498
		201,102
Beverages — 0.2%
Anheuser-Busch Cos. LLC (Belgium) 4.70%, 2/1/2036	2,583	2,506
Coca-Cola Femsa SAB de CV (Mexico)
2.75%, 1/22/2030	357	327
1.85%, 9/1/2032	675	547
Constellation Brands, Inc.
4.75%, 5/9/2032	300	294
5.25%, 11/15/2048	220	205
Molson Coors Beverage Co. 4.20%, 7/15/2046	1,047	864
		4,743
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Biotechnology — 0.5%
AbbVie, Inc.
4.05%, 11/21/2039	4,909	4,347
4.63%, 10/1/2042	480	444
4.40%, 11/6/2042	790	711
4.45%, 5/14/2046	190	168
Amgen, Inc.
3.15%, 2/21/2040	820	635
5.60%, 3/2/2043	426	429
4.66%, 6/15/2051	1,854	1,621
3.00%, 1/15/2052	845	561
5.65%, 3/2/2053	338	339
Gilead Sciences, Inc. 2.60%, 10/1/2040	3,835	2,775
Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/2030	1,270	1,082
		13,112
Broadline Retail — 0.0% ^
Amazon.com, Inc. 3.88%, 8/22/2037	1,100	996
Building Products — 0.1%
Masco Corp.
2.00%, 10/1/2030	340	293
6.50%, 8/15/2032	600	649
Trane Technologies Financing Ltd. 5.25%, 3/3/2033	650	662
		1,604
Capital Markets — 1.9%
Bank of New York Mellon Corp. (The) (SOFR + 1.85%), 6.47%, 10/25/2034 (c)	1,000	1,101
Blackstone Holdings Finance Co. LLC 4.45%, 7/15/2045 (b)	429	371
Brookfield Finance, Inc. (Canada)
3.90%, 1/25/2028	337	331
4.85%, 3/29/2029	411	413
4.70%, 9/20/2047	88	78
Deutsche Bank AG (Germany)
(SOFR + 1.87%), 2.13%, 11/24/2026 (c)	1,130	1,109
(SOFR + 2.52%), 7.15%, 7/13/2027 (c)	645	665
(SOFR + 1.22%), 2.31%, 11/16/2027 (c)	650	624
(SOFR + 1.32%), 2.55%, 1/7/2028 (c)	1,300	1,250
(SOFR + 1.59%), 5.71%, 2/8/2028 (c)	360	366
(SOFR + 1.21%), 5.37%, 1/10/2029 (c)	1,720	1,736
(SOFR + 3.18%), 6.72%, 1/18/2029 (c)	868	909
5.41%, 5/10/2029	1,005	1,030
(SOFR + 2.51%), 6.82%, 11/20/2029 (c)	410	436
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	JPMorgan Institutional Trust Funds	5

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
(SOFR + 1.70%), 5.00%, 9/11/2030 (c)	665	662
(SOFR + 2.05%), 5.40%, 9/11/2035 (c)	685	672
FMR LLC 6.45%, 11/15/2039 (b)	500	566
Goldman Sachs Group, Inc. (The)
4.25%, 10/21/2025	1,415	1,410
(SOFR + 1.08%), 5.80%, 8/10/2026 (c)	1,200	1,206
(SOFR + 0.80%), 1.43%, 3/9/2027 (c)	2,900	2,809
(SOFR + 0.91%), 1.95%, 10/21/2027 (c)	780	747
(SOFR + 1.11%), 2.64%, 2/24/2028 (c)	1,260	1,212
(SOFR + 1.77%), 6.48%, 10/24/2029 (c)	1,350	1,427
(SOFR + 1.21%), 5.05%, 7/23/2030 (c)	1,455	1,465
(SOFR + 1.14%), 4.69%, 10/23/2030 (c)	1,840	1,826
(SOFR + 1.09%), 1.99%, 1/27/2032 (c)	880	747
(SOFR + 1.28%), 2.62%, 4/22/2032 (c)	1,000	873
(SOFR + 1.25%), 2.38%, 7/21/2032 (c)	2,255	1,934
(SOFR + 1.55%), 5.33%, 7/23/2035 (c)	3,075	3,077
6.75%, 10/1/2037	685	750
Jefferies Financial Group, Inc. 6.45%, 6/8/2027	749	776
Macquarie Bank Ltd. (Australia) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.70%), 3.05%, 3/3/2036 (b) (c) (d)	575	505
Macquarie Group Ltd. (Australia) (SOFR + 1.07%), 1.34%, 1/12/2027 (b) (c)	510	496
Morgan Stanley
(SOFR + 1.59%), 5.16%, 4/20/2029 (c)	1,975	2,000
(SOFR + 1.63%), 5.45%, 7/20/2029 (c)	1,965	2,011
(SOFR + 1.45%), 5.17%, 1/16/2030 (c)	2,470	2,503
(SOFR + 1.22%), 5.04%, 7/19/2030 (c)	615	620
(SOFR + 1.03%), 1.79%, 2/13/2032 (c)	1,740	1,458
(SOFR + 1.88%), 5.42%, 7/21/2034 (c)	1,820	1,852
(SOFR + 1.56%), 5.32%, 7/19/2035 (c)	840	843
(3-MONTH CME TERM SOFR + 1.69%), 4.46%, 4/22/2039 (c)	1,265	1,175
4.30%, 1/27/2045	485	416
Nasdaq, Inc. 5.55%, 2/15/2034	392	406
Nomura Holdings, Inc. (Japan) 2.68%, 7/16/2030	700	625
UBS Group AG (Switzerland)
(SOFR + 2.04%), 2.19%, 6/5/2026 (b) (c)	490	487
(SOFR + 3.34%), 6.37%, 7/15/2026 (b) (c)	900	905
(3-MONTH SOFR + 1.41%), 3.87%, 1/12/2029 (b) (c)	1,200	1,173
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.52%), 5.43%, 2/8/2030 (b) (c)	424	432
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Capital Markets — continued
(USD SOFR ICE Swap Rate 1 Year + 1.34%), 5.62%, 9/13/2030 (b) (c)	1,605	1,652
(SOFR + 3.92%), 6.54%, 8/12/2033 (b) (c)	433	467
		52,604
Chemicals — 0.1%
Albemarle Corp. 5.45%, 12/1/2044	150	138
DuPont de Nemours, Inc. 5.32%, 11/15/2038	594	618
Nutrien Ltd. (Canada)
4.20%, 4/1/2029	175	172
4.13%, 3/15/2035	455	414
5.00%, 4/1/2049	230	210
Union Carbide Corp. 7.75%, 10/1/2096	850	1,055
		2,607
Commercial Services & Supplies — 0.1%
Element Fleet Management Corp. (Canada) 6.32%, 12/4/2028 (b)	2,010	2,120
Ford Foundation (The) Series 2020, 2.82%, 6/1/2070	365	215
		2,335
Communications Equipment — 0.1%
Cisco Systems, Inc. 5.30%, 2/26/2054	1,550	1,547
Construction & Engineering — 0.1%
Quanta Services, Inc.
2.90%, 10/1/2030	1,440	1,297
2.35%, 1/15/2032	1,095	924
		2,221
Construction Materials — 0.1%
CRH America, Inc.
3.88%, 5/18/2025 (b)	417	416
5.13%, 5/18/2045 (b)	893	850
Martin Marietta Materials, Inc. 3.45%, 6/1/2027	770	752
		2,018
Consumer Finance — 1.2%
AerCap Ireland Capital DAC (Ireland)
6.50%, 7/15/2025	246	247
2.45%, 10/29/2026	1,560	1,504
6.10%, 1/15/2027	1,560	1,597
3.00%, 10/29/2028	690	648
5.10%, 1/19/2029	235	237
3.30%, 1/30/2032	655	582
Aircastle Ltd. 5.25%, 3/15/2030 (b)	1,165	1,170
SEE NOTES TO FINANCIAL STATEMENTS.

6	JPMorgan Institutional Trust Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Finance — continued
American Express Co.
5.85%, 11/5/2027	1,470	1,523
(SOFR + 1.00%), 5.10%, 2/16/2028 (c)	1,500	1,517
(SOFRINDX + 1.32%), 5.44%, 1/30/2036 (c)	1,410	1,436
Avolon Holdings Funding Ltd. (Ireland)
5.50%, 1/15/2026 (b)	1,000	1,004
2.13%, 2/21/2026 (b)	620	603
4.25%, 4/15/2026 (b)	1,200	1,191
4.38%, 5/1/2026 (b)	1,270	1,262
2.53%, 11/18/2027 (b)	7,294	6,821
4.95%, 1/15/2028 (b)	880	877
6.38%, 5/4/2028 (b)	890	922
5.75%, 3/1/2029 (b)	1,120	1,143
5.75%, 11/15/2029 (b)	1,540	1,570
5.15%, 1/15/2030 (b)	1,345	1,333
Capital One Financial Corp.
4.20%, 10/29/2025	250	249
(SOFR + 2.64%), 6.31%, 6/8/2029 (c)	780	813
(SOFR + 1.91%), 5.70%, 2/1/2030 (c)	1,060	1,088
(SOFR + 1.27%), 2.62%, 11/2/2032 (c)	920	786
Macquarie Airfinance Holdings Ltd. (United Kingdom) 5.15%, 3/17/2030 (b)	835	828
Mitsubishi HC Finance America LLC (Japan) 5.81%, 9/12/2028 (b)	445	460
		31,411
Consumer Staples Distribution & Retail — 0.1%
Kroger Co. (The)
5.00%, 9/15/2034	510	503
5.00%, 4/15/2042	1,100	1,033
5.50%, 9/15/2054	440	428
		1,964
Containers & Packaging — 0.1%
Graphic Packaging International LLC 1.51%, 4/15/2026 (b)	1,246	1,198
Packaging Corp. of America 4.05%, 12/15/2049	845	665
WRKCo, Inc.
3.75%, 3/15/2025	400	400
3.90%, 6/1/2028	170	166
		2,429
Diversified Consumer Services — 0.0% ^
Pepperdine University Series 2020, 3.30%, 12/1/2059	600	399
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Diversified Consumer Services — continued
University of Miami Series 2022, 4.06%, 4/1/2052	480	395
University of Southern California Series A, 3.23%, 10/1/2120	570	345
		1,139
Diversified REITs — 0.1%
Safehold GL Holdings LLC 2.80%, 6/15/2031	2,940	2,583
WP Carey, Inc.
4.25%, 10/1/2026	350	348
2.25%, 4/1/2033	1,180	952
		3,883
Diversified Telecommunication Services — 0.3%
AT&T, Inc.
1.65%, 2/1/2028	250	231
2.75%, 6/1/2031	1,900	1,687
3.50%, 6/1/2041	1,646	1,294
3.55%, 9/15/2055	2,984	2,069
Deutsche Telekom AG (Germany) 3.63%, 1/21/2050 (b)	335	250
Deutsche Telekom International Finance BV (Germany) 4.88%, 3/6/2042 (b)	232	216
Sprint Capital Corp. 6.88%, 11/15/2028	591	632
Verizon Communications, Inc.
2.65%, 11/20/2040	988	701
3.40%, 3/22/2041	1,060	830
3.70%, 3/22/2061	1,045	742
		8,652
Electric Utilities — 3.1%
Alabama Power Co. 6.13%, 5/15/2038	239	260
Arizona Public Service Co. 5.05%, 9/1/2041	200	185
Baltimore Gas and Electric Co.
3.50%, 8/15/2046	376	280
2.90%, 6/15/2050	450	290
DTE Electric Co. Series B, 3.25%, 4/1/2051	2,000	1,416
DTE Electric Securitization Funding II LLC Series A-2, 6.09%, 9/1/2037	950	1,032
Duke Energy Carolinas LLC 4.25%, 12/15/2041	129	112
Duke Energy Corp.
3.75%, 9/1/2046	985	746
6.10%, 9/15/2053	1,360	1,416
Duke Energy Florida LLC 5.95%, 11/15/2052	1,414	1,464
Duke Energy Progress LLC
4.10%, 5/15/2042	273	231
4.10%, 3/15/2043	125	106
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	JPMorgan Institutional Trust Funds	7

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
2.90%, 8/15/2051	820	525
Duquesne Light Holdings, Inc. 3.62%, 8/1/2027 (b)	750	726
Edison International
5.45%, 6/15/2029	1,830	1,790
6.95%, 11/15/2029	1,020	1,053
Electricite de France SA (France) 5.95%, 4/22/2034 (b)	1,025	1,067
Emera US Finance LP (Canada) 4.75%, 6/15/2046	700	598
Enel Finance International NV (Italy)
5.13%, 6/26/2029 (b)	770	777
5.50%, 6/26/2034 (b)	1,160	1,173
Entergy Arkansas LLC 2.65%, 6/15/2051	415	254
Entergy Corp. 2.95%, 9/1/2026	336	328
Entergy Louisiana LLC
3.05%, 6/1/2031	629	573
2.90%, 3/15/2051	490	313
5.80%, 3/15/2055	1,040	1,061
Entergy Mississippi LLC 5.85%, 6/1/2054	610	631
Entergy Texas, Inc. 5.80%, 9/1/2053	450	463
Evergy Missouri West Storm Funding I LLC Series A-1, 5.10%, 12/1/2038	1,583	1,605
Evergy, Inc. 2.90%, 9/15/2029	985	909
Exelon Corp. 5.30%, 3/15/2033	1,000	1,019
Fells Point Funding Trust 3.05%, 1/31/2027 (b)	2,405	2,326
FirstEnergy Pennsylvania Electric Co. 3.25%, 3/15/2028 (b)	150	144
FirstEnergy Transmission LLC 4.55%, 4/1/2049 (b)	240	208
Fortis, Inc. (Canada) 3.06%, 10/4/2026	500	488
Interstate Power and Light Co.
4.95%, 9/30/2034	480	472
5.45%, 9/30/2054	765	751
ITC Holdings Corp.
4.95%, 9/22/2027 (b)	1,565	1,574
2.95%, 5/14/2030 (b)	440	401
Jersey Central Power & Light Co.
4.30%, 1/15/2026 (b)	560	557
5.10%, 1/15/2035 (b)	460	457
MidAmerican Energy Co. 5.85%, 9/15/2054	620	648
Mid-Atlantic Interstate Transmission LLC 4.10%, 5/15/2028 (b)	315	310
Monongahela Power Co. 5.85%, 2/15/2034 (b)	420	437
Nevada Power Co.
Series N, 6.65%, 4/1/2036	100	110
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electric Utilities — continued
5.45%, 5/15/2041	305	302
6.00%, 3/15/2054	560	589
NextEra Energy Capital Holdings, Inc.
5.75%, 9/1/2025	2,160	2,170
5.55%, 3/15/2054	2,400	2,329
Niagara Mohawk Power Corp.
1.96%, 6/27/2030 (b)	1,000	869
5.66%, 1/17/2054 (b)	460	458
NRG Energy, Inc.
2.00%, 12/2/2025 (b)	710	694
2.45%, 12/2/2027 (b)	795	745
4.45%, 6/15/2029 (b)	615	598
Oncor Electric Delivery Co. LLC 5.75%, 3/15/2029	110	115
Pacific Gas and Electric Co.
3.45%, 7/1/2025	795	791
2.95%, 3/1/2026	2,560	2,514
6.40%, 6/15/2033	956	1,010
5.80%, 5/15/2034	2,124	2,162
5.70%, 3/1/2035	3,045	3,083
4.20%, 6/1/2041	695	565
3.75%, 8/15/2042 (e)	308	235
4.30%, 3/15/2045	525	419
6.75%, 1/15/2053	70	75
5.90%, 10/1/2054	260	254
PECO Energy Co. 2.80%, 6/15/2050	410	265
Pepco Holdings LLC 7.45%, 8/15/2032	316	361
PG&E Recovery Funding LLC
Series A-2, 5.23%, 6/1/2042	1,135	1,151
Series A-3, 5.54%, 7/15/2047	1,360	1,374
Series A-3, 5.53%, 6/1/2049	1,345	1,364
PG&E Wildfire Recovery Funding LLC
Series A-2, 4.26%, 6/1/2036	640	606
Series A-4, 5.21%, 12/1/2047	420	410
Series A-5, 5.10%, 6/1/2052	795	764
PNM Energy Transition Bond Co. I LLC Series A-2, 6.03%, 8/15/2048	2,605	2,779
Potomac Electric Power Co. 6.50%, 11/15/2037	1,085	1,219
PPL Capital Funding, Inc. 5.25%, 9/1/2034	745	744
PPL Electric Utilities Corp. 5.25%, 5/15/2053	890	877
Progress Energy, Inc. 7.00%, 10/30/2031	300	336
Public Service Co. of Colorado 3.55%, 6/15/2046	214	157
Public Service Co. of Oklahoma
5.25%, 1/15/2033	970	974
5.20%, 1/15/2035	330	326
SEE NOTES TO FINANCIAL STATEMENTS.

8	JPMorgan Institutional Trust Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Series G, 6.63%, 11/15/2037	2,490	2,689
Public Service Electric and Gas Co.
5.38%, 11/1/2039	317	323
3.00%, 3/1/2051	1,925	1,284
RWE Finance US LLC (Germany) 5.88%, 4/16/2034 (b)	1,152	1,179
SCE Recovery Funding LLC
Series A-1, 4.70%, 6/15/2040	978	948
Series A-2, 5.11%, 12/15/2047	505	489
Sierra Pacific Power Co. 5.90%, 3/15/2054	1,030	1,061
Sigeco Securitization I LLC
Series A1, 5.03%, 11/15/2036	851	852
Series A2, 5.17%, 5/15/2041	107	107
Southern California Edison Co.
5.85%, 11/1/2027	1,695	1,732
Series B, 3.65%, 3/1/2028	400	387
Series 08-A, 5.95%, 2/1/2038	200	203
4.05%, 3/15/2042	552	441
5.88%, 12/1/2053	1,566	1,535
5.75%, 4/15/2054	1,755	1,687
5.90%, 3/1/2055	805	799
Southern Co. (The) 5.70%, 3/15/2034	1,825	1,890
Southwestern Public Service Co. 4.50%, 8/15/2041	200	176
Toledo Edison Co. (The) 6.15%, 5/15/2037	300	323
Virginia Electric and Power Co. 5.70%, 8/15/2053	2,120	2,128
Vistra Operations Co. LLC
6.00%, 4/15/2034 (b)	221	226
5.70%, 12/30/2034 (b)	455	457
		85,886
Electronic Equipment, Instruments & Components — 0.0% ^
Corning, Inc. 3.90%, 11/15/2049	1,043	807
Energy Equipment & Services — 0.1%
Halliburton Co. 4.75%, 8/1/2043	540	484
Schlumberger Holdings Corp. 3.90%, 5/17/2028 (b)	1,126	1,104
		1,588
Financial Services — 0.4%
Corebridge Financial, Inc.
3.65%, 4/5/2027	770	756
3.85%, 4/5/2029	545	525
Fiserv, Inc.
3.20%, 7/1/2026	395	388
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Financial Services — continued
5.15%, 8/12/2034	3,200	3,192
4.40%, 7/1/2049	375	315
Global Payments, Inc.
3.20%, 8/15/2029	945	881
5.30%, 8/15/2029	371	377
2.90%, 5/15/2030	273	247
2.90%, 11/15/2031	522	458
Nationwide Building Society (United Kingdom) (SOFR + 1.29%), 2.97%, 2/16/2028 (b) (c)	1,810	1,749
NTT Finance Corp. (Japan) 5.14%, 7/2/2031 (b)	700	718
Siemens Financieringsmaatschappij NV (Germany) 4.40%, 5/27/2045 (b)	513	460
		10,066
Food Products — 0.5%
Bimbo Bakeries USA, Inc. (Mexico)
6.05%, 1/15/2029 (b)	200	207
5.38%, 1/9/2036 (b)	200	199
Bunge Ltd. Finance Corp.
2.75%, 5/14/2031	1,565	1,390
4.65%, 9/17/2034	1,410	1,363
Conagra Brands, Inc. 5.30%, 11/1/2038	220	212
J M Smucker Co. (The) 6.20%, 11/15/2033	525	562
JBS USA Holding Lux SARL
3.75%, 12/1/2031	1,305	1,186
6.75%, 3/15/2034	1,347	1,460
JBS USA LUX SARL
5.95%, 4/20/2035 (b)	545	562
6.38%, 2/25/2055 (b)	1,345	1,401
Kraft Heinz Foods Co.
4.63%, 10/1/2039	850	776
4.38%, 6/1/2046	629	526
The Campbell's Co. 3.13%, 4/24/2050	315	211
Tyson Foods, Inc. 5.70%, 3/15/2034	920	947
Viterra Finance BV (Netherlands) 3.20%, 4/21/2031 (b)	1,500	1,348
		12,350
Gas Utilities — 0.1%
Atmos Energy Corp.
4.15%, 1/15/2043	828	707
4.13%, 10/15/2044	125	105
Boston Gas Co. 4.49%, 2/15/2042 (b)	308	264
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	JPMorgan Institutional Trust Funds	9

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Gas Utilities — continued
Brooklyn Union Gas Co. (The) 4.27%, 3/15/2048 (b)	440	350
Southern California Gas Co. 6.35%, 11/15/2052	1,370	1,489
		2,915
Ground Transportation — 0.2%
Burlington Northern Santa Fe LLC
5.75%, 5/1/2040	425	449
4.38%, 9/1/2042	375	335
5.15%, 9/1/2043	769	760
3.55%, 2/15/2050	465	350
Canadian Pacific Railway Co. (Canada) 4.70%, 5/1/2048	712	641
CSX Corp.
4.10%, 3/15/2044	190	162
3.35%, 9/15/2049	95	68
Norfolk Southern Corp. 4.05%, 8/15/2052	600	477
Penske Truck Leasing Co. LP 6.05%, 8/1/2028 (b)	1,220	1,267
Uber Technologies, Inc.
4.80%, 9/15/2034	720	702
5.35%, 9/15/2054	240	228
		5,439
Health Care Equipment & Supplies — 0.2%
Abbott Laboratories 4.75%, 11/30/2036	380	377
Becton Dickinson & Co. 4.67%, 6/6/2047	365	322
Boston Scientific Corp. 6.50%, 11/15/2035 (e)	900	1,012
DH Europe Finance II SARL 3.25%, 11/15/2039	1,000	802
Solventum Corp. 5.60%, 3/23/2034	1,590	1,628
		4,141
Health Care Providers & Services — 0.8%
Aetna, Inc. 6.75%, 12/15/2037	440	479
Ascension Health Series B, 2.53%, 11/15/2029	430	395
Bon Secours Mercy Health, Inc. Series 20-2, 3.21%, 6/1/2050	800	558
Cencora, Inc. 5.13%, 2/15/2034	1,650	1,651
Children's Hospital Series 2020, 2.93%, 7/15/2050	650	428
Children's Hospital Corp. (The) Series 2020, 2.59%, 2/1/2050	580	368
Cigna Group (The) 5.13%, 5/15/2031	1,080	1,095
CommonSpirit Health
1.55%, 10/1/2025	555	545
2.78%, 10/1/2030	550	493
3.91%, 10/1/2050	545	418
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Health Care Providers & Services — continued
CVS Health Corp.
4.30%, 3/25/2028	171	168
5.25%, 2/21/2033	1,400	1,387
5.05%, 3/25/2048	1,450	1,257
CVS Pass-Through Trust Series 2013, 4.70%, 1/10/2036 (b)	498	471
Elevance Health, Inc.
4.63%, 5/15/2042	500	444
4.65%, 1/15/2043	535	477
4.65%, 8/15/2044	100	88
Hackensack Meridian Health, Inc. Series 2020, 2.68%, 9/1/2041	1,430	1,032
HCA, Inc.
5.60%, 4/1/2034	1,175	1,185
5.75%, 3/1/2035	1,785	1,817
5.13%, 6/15/2039	725	683
5.50%, 6/15/2047	650	609
3.50%, 7/15/2051	414	279
4.63%, 3/15/2052	1,385	1,126
5.95%, 9/15/2054	600	589
6.10%, 4/1/2064	1,075	1,061
Mayo Clinic Series 2016, 4.13%, 11/15/2052	225	190
Memorial Health Services 3.45%, 11/1/2049	1,340	998
Memorial Sloan-Kettering Cancer Center Series 2015, 4.20%, 7/1/2055	200	169
MyMichigan Health Series 2020, 3.41%, 6/1/2050	310	222
Texas Health Resources 4.33%, 11/15/2055	300	260
UnitedHealth Group, Inc.
3.50%, 8/15/2039	815	666
3.25%, 5/15/2051	560	383
5.88%, 2/15/2053	650	671
Yale-New Haven Health Services Corp. Series 2020, 2.50%, 7/1/2050	780	471
		23,133
Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc.
3.80%, 4/15/2026	135	134
2.00%, 5/18/2032	980	802
5.25%, 5/15/2036	750	746
4.00%, 2/1/2050	653	505
DOC DR LLC 2.63%, 11/1/2031	505	437
Healthcare Realty Holdings LP
3.10%, 2/15/2030	1,604	1,468
2.00%, 3/15/2031	610	514
SEE NOTES TO FINANCIAL STATEMENTS.

10	JPMorgan Institutional Trust Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care REITs — continued
Healthpeak OP LLC 3.50%, 7/15/2029	772	733
Sabra Health Care LP 3.20%, 12/1/2031	825	726
Ventas Realty LP
4.13%, 1/15/2026	114	113
3.25%, 10/15/2026	292	286
3.85%, 4/1/2027	554	545
Welltower OP LLC 6.50%, 3/15/2041	350	387
		7,396
Hotels, Restaurants & Leisure — 0.1%
McDonald's Corp.
4.70%, 12/9/2035	700	683
5.45%, 8/14/2053	1,060	1,046
Starbucks Corp. 4.90%, 2/15/2031	1,000	1,014
		2,743
Independent Power and Renewable Electricity Producers — 0.1%
Alexander Funding Trust II 7.47%, 7/31/2028 (b)	1,280	1,363
Constellation Energy Generation LLC
5.80%, 3/1/2033	280	291
5.75%, 10/1/2041	235	234
6.50%, 10/1/2053	1,190	1,280
		3,168
Industrial Conglomerates — 0.0% ^
Honeywell International, Inc. 5.25%, 3/1/2054	1,200	1,157
Industrial REITs — 0.0% ^
Prologis LP
2.88%, 11/15/2029	380	354
3.00%, 4/15/2050	905	605
		959
Insurance — 0.8%
AIA Group Ltd. (Hong Kong) 3.20%, 9/16/2040 (b)	520	403
AIG SunAmerica Global Financing X 6.90%, 3/15/2032 (b)	520	573
Aon North America, Inc.
5.45%, 3/1/2034	1,990	2,036
5.75%, 3/1/2054	1,590	1,610
Athene Global Funding
1.45%, 1/8/2026 (b)	865	843
2.95%, 11/12/2026 (b)	3,475	3,377
Berkshire Hathaway Finance Corp. 3.85%, 3/15/2052	845	658
Brown & Brown, Inc. 2.38%, 3/15/2031	1,830	1,575
CNO Global Funding 4.95%, 9/9/2029 (b)	1,400	1,406
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Insurance — continued
Corebridge Global Funding 5.20%, 6/24/2029 (b)	1,290	1,313
F&G Annuities & Life, Inc.
7.40%, 1/13/2028	563	590
6.50%, 6/4/2029	470	484
F&G Global Funding
1.75%, 6/30/2026 (b)	750	721
5.88%, 6/10/2027 (b)	1,100	1,122
Guardian Life Insurance Co. of America (The) 4.85%, 1/24/2077 (b)	208	183
Hanover Insurance Group, Inc. (The) 2.50%, 9/1/2030	500	439
Hartford Insurance Group, Inc. (The) 4.30%, 4/15/2043	400	346
High Street Funding Trust I 4.11%, 2/15/2028 (b)	838	818
Liberty Mutual Insurance Co. 8.50%, 5/15/2025 (b)	100	101
Northwestern Mutual Global Funding 1.70%, 6/1/2028 (b)	795	730
Pacific Life Insurance Co. (3-MONTH SOFR + 2.80%), 4.30%, 10/24/2067 (b) (c)	266	217
Principal Life Global Funding II 5.10%, 1/25/2029 (b)	800	813
Prudential Financial, Inc. 3.91%, 12/7/2047	300	237
Swiss Re Finance Luxembourg SA (Switzerland) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 5.00%, 4/2/2049 (b) (c)	200	199
Teachers Insurance & Annuity Association of America 4.27%, 5/15/2047 (b)	400	333
		21,127
Interactive Media & Services — 0.1%
Meta Platforms, Inc.
5.60%, 5/15/2053	1,350	1,388
5.40%, 8/15/2054	815	812
		2,200
IT Services — 0.1%
Accenture Capital, Inc.
4.25%, 10/4/2031	1,125	1,101
4.50%, 10/4/2034	760	737
CGI, Inc. (Canada)
1.45%, 9/14/2026	843	805
2.30%, 9/14/2031	1,515	1,293
		3,936
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	JPMorgan Institutional Trust Funds	11

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Machinery — 0.1%
nVent Finance SARL (United Kingdom) 4.55%, 4/15/2028	450	447
Otis Worldwide Corp. 2.57%, 2/15/2030	1,430	1,293
Parker-Hannifin Corp. 4.45%, 11/21/2044	592	527
		2,267
Media — 0.3%
Charter Communications Operating LLC
6.38%, 10/23/2035	528	538
4.80%, 3/1/2050	1,475	1,142
3.70%, 4/1/2051	1,120	725
Comcast Corp.
3.25%, 11/1/2039	1,715	1,341
3.45%, 2/1/2050	609	432
2.89%, 11/1/2051	1,086	681
5.35%, 5/15/2053	1,160	1,102
2.94%, 11/1/2056	1,729	1,041
2.99%, 11/1/2063	259	150
Cox Communications, Inc. 2.95%, 10/1/2050 (b)	635	375
Time Warner Cable Enterprises LLC 8.38%, 7/15/2033	700	806
Time Warner Cable LLC
6.55%, 5/1/2037	400	399
5.50%, 9/1/2041	359	317
		9,049
Metals & Mining — 0.2%
BHP Billiton Finance USA Ltd. (Australia) 5.13%, 2/21/2032	1,080	1,094
Corp. Nacional del Cobre de Chile (Chile) 6.44%, 1/26/2036 (b)	917	951
Glencore Funding LLC (Australia) 5.63%, 4/4/2034 (b)	1,080	1,095
Reliance, Inc. 1.30%, 8/15/2025	2,500	2,464
Vale Overseas Ltd. (Brazil) 3.75%, 7/8/2030	675	627
		6,231
Multi-Utilities — 0.3%
Ameren Illinois Co. 5.55%, 7/1/2054	1,650	1,672
CMS Energy Corp. 3.00%, 5/15/2026	475	466
Consolidated Edison Co. of New York, Inc. 3.20%, 12/1/2051	1,090	737
Delmarva Power & Light Co. 4.00%, 6/1/2042	235	194
Dominion Energy, Inc. Series F, 5.25%, 8/1/2033	920	920
NiSource, Inc. 1.70%, 2/15/2031	740	620
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Multi-Utilities — continued
San Diego Gas & Electric Co.
3.95%, 11/15/2041	379	307
2.95%, 8/15/2051	1,050	679
Southern Co. Gas Capital Corp.
3.25%, 6/15/2026	254	250
5.75%, 9/15/2033	760	788
Series 21A, 3.15%, 9/30/2051	420	278
		6,911
Office REITs — 0.0% ^
COPT Defense Properties LP 2.00%, 1/15/2029	335	299
Oil, Gas & Consumable Fuels — 1.9%
Aker BP ASA (Norway)
5.13%, 10/1/2034 (b)	660	633
5.80%, 10/1/2054 (b)	360	336
APA Infrastructure Ltd. (Australia)
4.25%, 7/15/2027 (b)	732	726
5.13%, 9/16/2034 (b)	2,012	1,984
BP Capital Markets America, Inc. 2.94%, 6/4/2051	1,995	1,282
Cameron LNG LLC 3.70%, 1/15/2039 (b)	961	798
Cheniere Energy, Inc. 5.65%, 4/15/2034	690	702
Columbia Pipelines Holding Co. LLC 5.10%, 10/1/2031 (b)	481	479
ConocoPhillips Co. 5.50%, 1/15/2055	1,500	1,470
Coterra Energy, Inc.
3.90%, 5/15/2027	935	919
5.40%, 2/15/2035	1,250	1,238
Devon Energy Corp. 5.75%, 9/15/2054	1,310	1,227
DT Midstream, Inc. 4.30%, 4/15/2032 (b)	900	837
Eastern Energy Gas Holdings LLC 6.20%, 1/15/2055	720	766
Eastern Gas Transmission & Storage, Inc. 3.90%, 11/15/2049	807	606
Enbridge, Inc. (Canada)
5.70%, 3/8/2033	1,090	1,122
5.63%, 4/5/2034	1,350	1,381
Energy Transfer LP
5.25%, 7/1/2029	1,450	1,472
4.15%, 9/15/2029	1,444	1,404
6.10%, 2/15/2042	400	406
5.30%, 4/1/2044	170	157
6.25%, 4/15/2049	800	819
Eni SpA (Italy) 5.70%, 10/1/2040 (b)	925	898
SEE NOTES TO FINANCIAL STATEMENTS.

12	JPMorgan Institutional Trust Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Enterprise Products Operating LLC 4.95%, 2/15/2035	2,380	2,362
Exxon Mobil Corp.
3.00%, 8/16/2039	895	701
3.57%, 3/6/2045	1,215	941
Flex Intermediate Holdco LLC 4.32%, 12/30/2039 (b)	545	429
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates) 2.94%, 9/30/2040 (b)	990	805
Gray Oak Pipeline LLC 2.60%, 10/15/2025 (b)	2,450	2,413
Kinder Morgan, Inc.
5.00%, 2/1/2029	1,147	1,156
7.80%, 8/1/2031	1,151	1,318
MPLX LP
5.50%, 6/1/2034	1,690	1,696
4.95%, 3/14/2052	520	448
Northern Natural Gas Co. 5.63%, 2/1/2054 (b)	240	240
Occidental Petroleum Corp.
5.20%, 8/1/2029	370	372
5.38%, 1/1/2032	360	357
4.30%, 8/15/2039	509	417
ONEOK Partners LP 6.65%, 10/1/2036	350	381
ONEOK, Inc.
4.75%, 10/15/2031	2,125	2,091
5.70%, 11/1/2054	1,870	1,801
Phillips 66 Co.
3.15%, 12/15/2029	985	919
4.90%, 10/1/2046	300	264
Pioneer Natural Resources Co. 1.90%, 8/15/2030	1,050	914
Plains All American Pipeline LP 5.95%, 6/15/2035	1,475	1,520
Saudi Arabian Oil Co. (Saudi Arabia) 1.63%, 11/24/2025 (b)	278	272
South Bow USA Infrastructure Holdings LLC (Canada)
4.91%, 9/1/2027 (b)	375	375
5.03%, 10/1/2029 (b)	430	428
Suncor Energy, Inc. (Canada) 6.80%, 5/15/2038	649	709
TotalEnergies Capital International SA (France)
2.99%, 6/29/2041	1,200	884
3.46%, 7/12/2049	815	591
3.13%, 5/29/2050	1,180	805
Valero Energy Corp. 7.50%, 4/15/2032	175	199
Williams Cos., Inc. (The)
5.60%, 3/15/2035	1,365	1,400
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued
5.80%, 11/15/2054	2,000	2,008
6.00%, 3/15/2055	380	390
		51,268
Passenger Airlines — 0.0% ^
United Airlines Pass-Through Trust Series 2016-2, Class A Shares, 3.10%, 10/7/2028	861	807
Personal Care Products — 0.0% ^
Haleon US Capital LLC 3.38%, 3/24/2029	1,075	1,024
Pharmaceuticals — 0.4%
AstraZeneca plc (United Kingdom)
6.45%, 9/15/2037	300	337
4.00%, 9/18/2042	240	207
Bristol-Myers Squibb Co.
3.70%, 3/15/2052	1,015	763
5.55%, 2/22/2054	160	161
5.65%, 2/22/2064	1,460	1,465
Eli Lilly & Co. 5.00%, 2/9/2054	890	852
Merck & Co., Inc.
4.00%, 3/7/2049	860	704
2.90%, 12/10/2061	965	579
Pfizer Investment Enterprises Pte. Ltd. 5.30%, 5/19/2053	2,060	1,992
Royalty Pharma plc 1.20%, 9/2/2025	353	346
Takeda Pharmaceutical Co. Ltd. (Japan)
3.03%, 7/9/2040	1,265	956
5.65%, 7/5/2044	422	430
3.18%, 7/9/2050	1,486	1,005
Zoetis, Inc. 2.00%, 5/15/2030	760	667
		10,464
Residential REITs — 0.1%
Essex Portfolio LP 2.65%, 3/15/2032	2,000	1,727
Mid-America Apartments LP 3.95%, 3/15/2029	920	896
UDR, Inc.
2.95%, 9/1/2026	382	373
3.00%, 8/15/2031	305	273
2.10%, 8/1/2032	640	523
		3,792
Retail REITs — 0.2%
Brixmor Operating Partnership LP
2.25%, 4/1/2028	840	779
2.50%, 8/16/2031	425	366
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	JPMorgan Institutional Trust Funds	13

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Retail REITs — continued
NNN REIT, Inc.
4.00%, 11/15/2025	783	779
4.30%, 10/15/2028	620	613
5.60%, 10/15/2033	600	614
Realty Income Corp. 1.80%, 3/15/2033	530	418
Regency Centers LP 2.95%, 9/15/2029	745	694
		4,263
Semiconductors & Semiconductor Equipment — 0.6%
Broadcom, Inc.
1.95%, 2/15/2028 (b)	2,500	2,326
5.05%, 7/12/2029	2,650	2,687
4.55%, 2/15/2032	1,724	1,688
3.14%, 11/15/2035 (b)	1,413	1,178
Intel Corp.
3.73%, 12/8/2047	580	413
3.25%, 11/15/2049	695	447
3.05%, 8/12/2051	695	423
5.70%, 2/10/2053	590	554
KLA Corp. 3.30%, 3/1/2050	600	428
Marvell Technology, Inc. 5.75%, 2/15/2029	1,360	1,406
NXP BV (China)
2.50%, 5/11/2031	1,405	1,214
3.25%, 5/11/2041	1,445	1,076
3.25%, 11/30/2051	682	453
Texas Instruments, Inc. 5.05%, 5/18/2063	2,379	2,222
		16,515
Software — 0.3%
Cadence Design Systems, Inc.
4.30%, 9/10/2029	10	10
4.70%, 9/10/2034	1,820	1,776
Intuit, Inc.
5.20%, 9/15/2033	1,210	1,240
5.50%, 9/15/2053	380	385
Oracle Corp.
4.90%, 2/6/2033	1,300	1,283
3.60%, 4/1/2040	1,000	798
3.60%, 4/1/2050	920	657
4.38%, 5/15/2055	900	718
Roper Technologies, Inc.
1.40%, 9/15/2027	1,370	1,266
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Software — continued
2.00%, 6/30/2030	570	497
VMware LLC 4.65%, 5/15/2027	550	551
		9,181
Specialized REITs — 0.3%
American Tower Corp.
3.38%, 10/15/2026	312	306
2.10%, 6/15/2030	630	550
1.88%, 10/15/2030	1,090	930
3.10%, 6/15/2050	496	329
2.95%, 1/15/2051	324	209
Crown Castle, Inc.
4.00%, 3/1/2027	264	261
2.10%, 4/1/2031	2,000	1,697
Equinix, Inc. 2.90%, 11/18/2026	1,130	1,100
Extra Space Storage LP
4.00%, 6/15/2029	859	833
5.90%, 1/15/2031	1,080	1,134
2.40%, 10/15/2031	485	415
Public Storage Operating Co. 2.25%, 11/9/2031	516	443
		8,207
Specialty Retail — 0.1%
AutoZone, Inc.
1.65%, 1/15/2031	690	581
5.40%, 7/15/2034	760	773
O'Reilly Automotive, Inc. 3.60%, 9/1/2027	432	422
		1,776
Technology Hardware, Storage & Peripherals — 0.2%
Apple, Inc. 4.10%, 8/8/2062	1,200	978
Dell International LLC
6.02%, 6/15/2026	520	528
4.90%, 10/1/2026	1,265	1,271
5.25%, 2/1/2028	1,245	1,270
3.45%, 12/15/2051	61	42
Hewlett Packard Enterprise Co. 5.00%, 10/15/2034	2,090	2,057
		6,146
Tobacco — 0.1%
Altria Group, Inc. 2.45%, 2/4/2032	1,700	1,433
BAT Capital Corp. (United Kingdom)
2.26%, 3/25/2028	780	727
SEE NOTES TO FINANCIAL STATEMENTS.

14	JPMorgan Institutional Trust Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Tobacco — continued
4.39%, 8/15/2037	1,730	1,533
Reynolds American, Inc. (United Kingdom) 7.00%, 8/4/2041	100	107
		3,800
Trading Companies & Distributors — 0.1%
Aviation Capital Group LLC 5.38%, 7/15/2029 (b)	2,400	2,429
Water Utilities — 0.1%
American Water Capital Corp.
3.45%, 5/1/2050	1,096	787
5.45%, 3/1/2054	2,300	2,251
		3,038
Wireless Telecommunication Services — 0.3%
T-Mobile USA, Inc.
3.88%, 4/15/2030	2,980	2,854
5.15%, 4/15/2034	830	834
3.40%, 10/15/2052	1,525	1,052
3.60%, 11/15/2060	915	628
Vodafone Group plc (United Kingdom)
4.88%, 6/19/2049	1,105	967
5.63%, 2/10/2053	250	241
5.75%, 6/28/2054	1,400	1,371
		7,947
Total Corporate Bonds (Cost $732,219)		702,814
Mortgage-Backed Securities — 22.8%
FHLMC
Pool # 846812, ARM, 6.58%, 4/1/2030 (f)	1	1
Pool # 781087, ARM, 6.36%, 12/1/2033 (f)	48	49
Pool # 1B1665, ARM, 6.78%, 4/1/2034 (f)	41	41
Pool # 847356, ARM, 6.82%, 12/1/2034 (f)	41	42
Pool # 782979, ARM, 6.50%, 1/1/2035 (f)	59	61
Pool # 1Q0025, ARM, 6.72%, 2/1/2036 (f)	19	20
Pool # 848431, ARM, 6.93%, 2/1/2036 (f)	29	30
Pool # 1L1286, ARM, 7.13%, 5/1/2036 (f)	7	7
Pool # 848365, ARM, 7.14%, 7/1/2036 (f)	34	35
Pool # 1A1096, ARM, 7.02%, 10/1/2036 (f)	69	70
Pool # 1J1348, ARM, 7.19%, 10/1/2036 (f)	34	35
Pool # 1G2539, ARM, 7.20%, 10/1/2036 (f)	9	9
Pool # 1G2671, ARM, 6.53%, 11/1/2036 (f)	61	62
Pool # 782760, ARM, 7.26%, 11/1/2036 (f)	34	35
Pool # 1J1634, ARM, 6.89%, 12/1/2036 (f)	45	46
Pool # 1Q0739, ARM, 6.85%, 3/1/2037 (f)	39	40
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # 848699, ARM, 7.13%, 7/1/2040 (f)	64	66
FHLMC Gold Pools, 20 Year Pool # C91403, 3.50%, 3/1/2032	71	69
FHLMC Gold Pools, 30 Year
Pool # C68485, 7.00%, 7/1/2032	8	8
Pool # G01448, 7.00%, 8/1/2032	20	21
Pool # A13625, 5.50%, 10/1/2033	76	76
Pool # A16107, 6.00%, 12/1/2033	47	49
Pool # A17537, 6.00%, 1/1/2034	41	42
Pool # A61572, 5.00%, 9/1/2034	235	238
Pool # A28796, 6.50%, 11/1/2034	42	43
Pool # G03369, 6.50%, 1/1/2035	83	85
Pool # A46987, 5.50%, 7/1/2035	194	200
Pool # G01919, 4.00%, 9/1/2035	132	129
Pool # C02641, 7.00%, 10/1/2036	29	30
Pool # C02660, 6.50%, 11/1/2036	57	59
Pool # A93383, 5.00%, 8/1/2040	156	158
Pool # A93511, 5.00%, 8/1/2040	159	161
Pool # G06493, 4.50%, 5/1/2041	684	680
Pool # Z40179, 4.00%, 7/1/2048	1,714	1,636
FHLMC Gold Pools, Other
Pool # P20570, 7.00%, 7/1/2029	23	23
Pool # G20027, 10.00%, 10/1/2030	1	1
Pool # U50105, 4.00%, 1/1/2032	229	224
Pool # U80254, 3.00%, 3/1/2033	156	150
Pool # P20409, 5.50%, 10/1/2033	36	37
Pool # U90975, 4.00%, 6/1/2042	704	680
Pool # U90673, 4.00%, 1/1/2043	184	177
Pool # U99134, 4.00%, 1/1/2046	3,562	3,425
Pool # U69030, 4.50%, 1/1/2046	1,283	1,269
Pool # RE0006, 3.50%, 1/1/2050	2,238	2,034
FHLMC UMBS, 20 Year Pool # SC0104, 3.50%, 8/1/2035	1,150	1,107
FHLMC UMBS, 30 Year
Pool # SD3301, 2.50%, 1/1/2051	2,985	2,529
Pool # RA5680, 2.00%, 8/1/2051	8,106	6,512
Pool # SD1076, 3.00%, 1/1/2052	737	650
Pool # RA6702, 3.00%, 2/1/2052	3,542	3,087
Pool # SD3952, 2.50%, 3/1/2052	5,143	4,349
Pool # QE3414, 3.00%, 5/1/2052	3,851	3,388
Pool # SD3781, 4.00%, 7/1/2052	3,250	3,054
Pool # QF0379, 5.00%, 8/1/2052	1,063	1,049
Pool # SD1725, 4.00%, 10/1/2052	4,794	4,504
Pool # RJ1781, 6.00%, 6/1/2054	7,880	8,076
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	JPMorgan Institutional Trust Funds	15

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
FNMA
Pool # 54844, ARM, 4.40%, 9/1/2027 (f)	2	2
Pool # 303532, ARM, 4.50%, 3/1/2029 (f)	1	1
Pool # 555258, ARM, 6.28%, 1/1/2033 (f)	115	115
Pool # 722985, ARM, 7.28%, 7/1/2033 (f)	6	6
Pool # 746299, ARM, 7.59%, 9/1/2033 (f)	40	42
Pool # 766610, ARM, 6.45%, 1/1/2034 (f)	12	12
Pool # 920467, ARM, 8.12%, 2/1/2034 (f)	58	59
Pool # 770377, ARM, 6.42%, 4/1/2034 (f)	18	18
Pool # 751531, ARM, 7.21%, 5/1/2034 (f)	48	49
Pool # 782306, ARM, 6.17%, 7/1/2034 (f)	5	5
Pool # 735332, ARM, 6.91%, 8/1/2034 (f)	52	53
Pool # 790235, ARM, 7.36%, 8/1/2034 (f)	39	40
Pool # 791961, ARM, 5.94%, 9/1/2034 (f)	12	12
Pool # 803599, ARM, 6.58%, 10/1/2034 (f)	34	35
Pool # 803594, ARM, 6.59%, 10/1/2034 (f)	47	48
Pool # 896463, ARM, 7.46%, 10/1/2034 (f)	29	30
Pool # 806776, ARM, 6.29%, 11/1/2034 (f)	54	54
Pool # 806778, ARM, 6.95%, 11/1/2034 (f)	109	111
Pool # 810896, ARM, 6.44%, 1/1/2035 (f)	92	94
Pool # 802692, ARM, 6.62%, 1/1/2035 (f)	44	43
Pool # 816597, ARM, 6.42%, 2/1/2035 (f)	12	12
Pool # 735539, ARM, 6.69%, 4/1/2035 (f)	168	173
Pool # 745862, ARM, 7.06%, 4/1/2035 (f)	28	29
Pool # 821378, ARM, 7.04%, 5/1/2035 (f)	31	31
Pool # 823660, ARM, 7.10%, 5/1/2035 (f)	31	31
Pool # 745766, ARM, 6.63%, 6/1/2035 (f)	70	71
Pool # 843026, ARM, 6.41%, 9/1/2035 (f)	85	86
Pool # 832801, ARM, 7.21%, 9/1/2035 (f)	3	3
Pool # 849251, ARM, 6.58%, 1/1/2036 (f)	32	33
Pool # 895141, ARM, 6.44%, 7/1/2036 (f)	37	37
Pool # 900197, ARM, 7.51%, 10/1/2036 (f)	45	47
FNMA UMBS, 20 Year Pool # MA1138, 3.50%, 8/1/2032	180	174
FNMA UMBS, 30 Year
Pool # 689977, 8.00%, 3/1/2027	7	7
Pool # 695533, 8.00%, 6/1/2027	3	3
Pool # 755973, 8.00%, 11/1/2028	26	26
Pool # 455759, 6.00%, 12/1/2028	3	3
Pool # 252211, 6.00%, 1/1/2029	4	4
Pool # 459097, 7.00%, 1/1/2029	—	—
Pool # 889020, 6.50%, 11/1/2029	62	64
Pool # 598559, 6.50%, 8/1/2031	15	15
Pool # 622542, 5.50%, 9/1/2031	77	79
Pool # 788150, 6.00%, 3/1/2032	7	7
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # 675555, 6.00%, 12/1/2032	24	25
Pool # AL0045, 6.00%, 12/1/2032	101	105
Pool # 674349, 6.00%, 3/1/2033	5	5
Pool # 688625, 6.00%, 3/1/2033	6	6
Pool # 695584, 6.00%, 3/1/2033	2	2
Pool # 702901, 6.00%, 5/1/2033	33	34
Pool # 723852, 5.00%, 7/1/2033	43	43
Pool # 729296, 5.00%, 7/1/2033	84	84
Pool # 729379, 6.00%, 8/1/2033	11	11
Pool # 737825, 6.00%, 9/1/2033	15	15
Pool # 750977, 4.50%, 11/1/2033	27	27
Pool # 725017, 5.50%, 12/1/2033	157	160
Pool # 751341, 5.50%, 3/1/2034	23	24
Pool # 888568, 5.00%, 12/1/2034	4	4
Pool # 815426, 4.50%, 2/1/2035	—	—
Pool # AD0755, 7.00%, 6/1/2035	1,126	1,183
Pool # 820347, 5.00%, 9/1/2035	31	31
Pool # 833657, 7.50%, 8/1/2036	13	13
Pool # 986648, 6.00%, 9/1/2037	58	60
Pool # 888892, 7.50%, 11/1/2037	14	15
Pool # 257510, 7.00%, 12/1/2038	59	62
Pool # AD0753, 7.00%, 1/1/2039	40	42
Pool # AT5891, 3.00%, 6/1/2043	1,343	1,214
Pool # AL7527, 4.50%, 9/1/2043	466	463
Pool # BM3500, 4.00%, 9/1/2047	1,363	1,323
Pool # BJ1778, 4.50%, 10/1/2047	488	479
Pool # BN9180, 4.00%, 6/1/2049	329	313
Pool # BK8753, 4.50%, 6/1/2049	651	635
Pool # BO1219, 4.50%, 6/1/2049	1,873	1,828
Pool # BO7077, 3.00%, 9/1/2049	1,767	1,568
Pool # CA5549, 3.00%, 4/1/2050	3,940	3,498
Pool # CA5702, 2.50%, 5/1/2050	5,185	4,393
Pool # CA6079, 2.50%, 6/1/2050	2,910	2,439
Pool # BP6439, 2.50%, 7/1/2050	6,410	5,371
Pool # CA6361, 2.50%, 7/1/2050	3,798	3,231
Pool # CA6989, 2.50%, 9/1/2050	4,540	3,857
Pool # FS3599, 2.50%, 1/1/2051	4,346	3,674
Pool # BQ4516, 2.00%, 2/1/2051	5,963	4,808
Pool # FS0730, 4.00%, 2/1/2051	3,623	3,423
Pool # FM8651, 2.50%, 4/1/2051	7,925	6,679
Pool # CB0047, 3.00%, 4/1/2051	876	763
Pool # BU0070, 2.50%, 10/1/2051	4,335	3,642
Pool # CB1908, 2.50%, 10/1/2051	10,231	8,602
Pool # MA4466, 2.50%, 11/1/2051	4,065	3,404
Pool # FS2559, 3.00%, 12/1/2051	2,255	1,983
SEE NOTES TO FINANCIAL STATEMENTS.

16	JPMorgan Institutional Trust Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # FS4108, 4.00%, 12/1/2051	3,368	3,170
Pool # CB2637, 2.50%, 1/1/2052	3,500	2,940
Pool # CB2664, 3.00%, 1/1/2052	1,638	1,442
Pool # FS5986, 2.50%, 2/1/2052	4,437	3,755
Pool # FS3345, 3.00%, 2/1/2052	4,304	3,789
Pool # FS7749, 3.00%, 2/1/2052	4,463	3,942
Pool # FS5446, 2.50%, 3/1/2052	5,754	4,845
Pool # FS8041, 2.50%, 3/1/2052	4,288	3,629
Pool # FS0751, 3.00%, 3/1/2052	844	742
Pool # BV5389, 3.00%, 4/1/2052	2,113	1,860
Pool # CB3383, 4.00%, 4/1/2052	4,258	4,000
Pool # FS4720, 2.50%, 5/1/2052	4,330	3,676
Pool # FS7204, 3.00%, 5/1/2052	1,650	1,450
Pool # CB3679, 4.00%, 5/1/2052	4,025	3,781
Pool # CB3913, 4.00%, 5/1/2052	1,613	1,515
Pool # BV2531, 3.00%, 6/1/2052	21,946	19,166
Pool # BV5631, 3.00%, 6/1/2052	6,181	5,441
Pool # CB4124, 4.00%, 6/1/2052	2,068	1,943
Pool # CB4608, 4.00%, 9/1/2052	4,436	4,168
Pool # BW8524, 5.00%, 9/1/2052	1,834	1,810
Pool # BW9985, 5.00%, 9/1/2052	3,642	3,596
Pool # BV6789, 4.00%, 10/1/2052	1,314	1,234
Pool # BX0091, 5.00%, 10/1/2052	1,842	1,818
Pool # BV6794, 5.00%, 11/1/2052	1,519	1,507
Pool # CB5896, 5.00%, 3/1/2053	2,446	2,417
Pool # BY4714, 5.00%, 6/1/2053	5,630	5,544
Pool # BY7027, 5.00%, 8/1/2053	4,775	4,701
FNMA, 30 Year
Pool # 535183, 8.00%, 6/1/2028	—	—
Pool # 252409, 6.50%, 3/1/2029	13	13
Pool # 653815, 7.00%, 2/1/2033	4	4
Pool # 752786, 6.00%, 9/1/2033	26	26
Pool # 931717, 6.50%, 8/1/2039	115	117
FNMA, Other
Pool # AM4991, 3.97%, 12/1/2025	1,510	1,502
Pool # AL6805, 3.81%, 1/1/2026 (f)	1,672	1,661
Pool # 468645, 4.54%, 7/1/2026	2,246	2,250
Pool # AM7223, 3.11%, 12/1/2026	3,051	2,989
Pool # AM7515, 3.34%, 2/1/2027	2,000	1,959
Pool # AM8803, 2.78%, 6/1/2027	4,371	4,234
Pool # AM8987, 2.79%, 6/1/2027	1,607	1,556
Pool # BL9574, 1.00%, 12/1/2027	3,838	3,520
Pool # BL1040, 3.81%, 12/1/2028	3,000	2,941
Pool # BS8075, 5.00%, 9/1/2029	1,894	1,943
Pool # BZ1715, 4.48%, 10/1/2029	2,325	2,331
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # BL4364, 2.24%, 11/1/2029	5,244	4,786
Pool # BL4333, 2.52%, 11/1/2029	5,718	5,285
Pool # AM7785, 3.17%, 2/1/2030	2,606	2,463
Pool # AM7516, 3.55%, 2/1/2030	2,000	1,925
Pool # AM8544, 3.08%, 4/1/2030	6,948	6,552
Pool # AM8889, 2.92%, 5/1/2030	8,000	7,439
Pool # AM8700, 2.93%, 6/1/2030	1,815	1,698
Pool # AM9020, 2.97%, 6/1/2030	3,493	3,271
Pool # BZ1291, 4.82%, 8/1/2030	5,000	5,094
Pool # BZ2136, 4.59%, 9/1/2030	815	822
Pool # BS7241, 5.05%, 9/1/2030	5,000	5,142
Pool # BL9251, 1.45%, 10/1/2030	4,331	3,718
Pool # BZ1791, 4.61%, 8/1/2031	4,443	4,468
Pool # BL4315, 2.39%, 9/1/2031	4,277	3,817
Pool # BS5153, 2.53%, 9/1/2031	971	865
Pool # BS5071, 2.63%, 9/1/2031	2,993	2,671
Pool # BS3637, 1.73%, 11/1/2031	3,861	3,297
Pool # BS4313, 1.98%, 1/1/2032	8,350	7,155
Pool # BS8294, 4.44%, 1/1/2032	2,457	2,444
Pool # BS8214, 4.62%, 1/1/2032	1,904	1,911
Pool # BM7037, 1.76%, 3/1/2032 (f)	6,734	5,647
Pool # BS5117, 2.58%, 3/1/2032	3,790	3,368
Pool # BS9519, 5.44%, 4/1/2032	4,077	4,275
Pool # BS5760, 2.43%, 5/1/2032	2,839	2,513
Pool # AN6149, 3.14%, 7/1/2032	3,050	2,786
Pool # BS6243, 3.87%, 8/1/2032	2,172	2,089
Pool # BS5887, 3.51%, 9/1/2032	2,000	1,868
Pool # BS6597, 3.67%, 9/1/2032	820	771
Pool # BS6339, 3.80%, 9/1/2032	3,844	3,659
Pool # BS6505, 3.54%, 10/1/2032	3,361	3,160
Pool # BS6822, 3.81%, 10/1/2032	5,575	5,322
Pool # BS6759, 3.97%, 10/1/2032	4,819	4,633
Pool # AP9632, 4.00%, 10/1/2032	107	105
Pool # AP9762, 4.00%, 10/1/2032	63	62
Pool # BS6926, 4.51%, 10/1/2032	4,000	4,007
Pool # BS6928, 4.55%, 10/1/2032	2,065	2,069
Pool # BM6492, 1.51%, 11/1/2032 (f)	15,781	12,896
Pool # BS6601, 3.54%, 11/1/2032	6,715	6,298
Pool # BS7115, 3.81%, 11/1/2032	10,120	9,645
Pool # AQ7084, 3.50%, 12/1/2032	234	226
Pool # AT2703, 3.50%, 5/1/2033	525	504
Pool # AT2954, 3.50%, 5/1/2033	327	316
Pool # AT4180, 3.50%, 5/1/2033	304	294
Pool # AT4939, 3.50%, 5/1/2033	276	267
Pool # BS8470, 4.52%, 6/1/2033	1,972	1,970
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	JPMorgan Institutional Trust Funds	17

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BS9351, 4.70%, 9/1/2033	3,907	3,929
Pool # BS9384, 5.04%, 9/1/2033	3,200	3,297
Pool # 754922, 5.50%, 9/1/2033	25	26
Pool # 762520, 4.00%, 11/1/2033	129	126
Pool # BS4198, 2.16%, 12/1/2033	8,802	7,422
Pool # BS4237, 2.16%, 12/1/2033	4,460	3,719
Pool # BL3756, 2.92%, 9/1/2034	2,509	2,213
Pool # BS7097, 4.67%, 11/1/2034	7,251	7,290
Pool # AM8922, 3.03%, 6/1/2035	2,099	1,960
Pool # AM9188, 3.12%, 6/1/2035	7,000	6,233
Pool # BS7789, 4.62%, 1/1/2036	7,868	7,793
Pool # 849215, 6.50%, 1/1/2036	16	16
Pool # 872740, 6.50%, 6/1/2036	—	—
Pool # 886320, 6.50%, 7/1/2036	12	13
Pool # BS4368, 2.29%, 1/1/2037	5,010	4,073
Pool # 888796, 6.00%, 9/1/2037	42	43
Pool # AO7225, 4.00%, 7/1/2042	227	219
Pool # AO9352, 4.00%, 7/1/2042	326	314
Pool # MA1125, 4.00%, 7/1/2042	279	269
Pool # AR1397, 3.00%, 1/1/2043	668	606
Pool # MA1711, 4.50%, 12/1/2043	1,085	1,062
Pool # MA1828, 4.50%, 3/1/2044	845	828
Pool # BF0558, 5.00%, 12/1/2049	3,218	3,227
Pool # BF0091, 3.50%, 5/1/2056	885	801
Pool # BF0101, 3.50%, 6/1/2056	2,869	2,602
Pool # BF0300, 4.00%, 8/1/2058	7,933	7,500
Pool # BF0464, 3.50%, 3/1/2060	2,341	2,107
Pool # BF0546, 2.50%, 7/1/2061	3,364	2,736
Pool # BF0560, 2.50%, 9/1/2061	4,193	3,410
Pool # BF0590, 2.50%, 12/1/2061	6,985	5,598
Pool # BF0579, 3.00%, 12/1/2061	5,821	4,957
Pool # BF0583, 4.00%, 12/1/2061	3,912	3,641
Pool # BF0759, 2.50%, 5/1/2062	5,752	4,677
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 2.50%, 3/25/2055 (g)	22,840	19,088
TBA, 3.00%, 3/25/2055 (g)	24,462	21,307
GNMA I, 30 Year
Pool # 554108, 6.50%, 3/15/2028	12	12
Pool # 486537, 7.50%, 9/15/2028	2	2
Pool # 486631, 6.50%, 10/15/2028	1	1
Pool # 591882, 6.50%, 7/15/2032	9	10
Pool # 607645, 6.50%, 2/15/2033	20	20
Pool # 607724, 7.00%, 2/15/2033	24	25
Pool # 604209, 6.50%, 4/15/2033	27	28
Pool # 781614, 7.00%, 6/15/2033	28	29
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # BM2141, 5.00%, 7/15/2049	426	429
Pool # CO1916, 5.00%, 9/15/2052	2,877	2,939
GNMA II
Pool # CE5524, ARM, 6.05%, 8/20/2071 (f)	2,648	2,757
Pool # CH7776, ARM, 5.84%, 10/20/2071 (f)	3,010	3,108
Pool # CE5546, ARM, 5.99%, 10/20/2071 (f)	5,112	5,299
Pool # CK7234, ARM, 5.79%, 2/20/2072 (f)	2,477	2,554
Pool # CK2783, ARM, 5.94%, 2/20/2072 (f)	4,946	5,136
Pool # CK2799, ARM, 5.94%, 3/20/2072 (f)	4,060	4,222
Pool # CK2810, ARM, 5.91%, 4/20/2072 (f)	4,863	5,055
Pool # CP1819, ARM, 6.07%, 7/20/2072 (f)	3,776	3,961
Pool # CG5357, ARM, 5.92%, 8/20/2072 (f)	1,833	1,900
Pool # CP4923, ARM, 6.16%, 8/20/2072 (f)	5,371	5,622
GNMA II, 30 Year
Pool # 2141, 8.00%, 12/20/2025	—	—
Pool # 2234, 8.00%, 6/20/2026	—	—
Pool # 2270, 8.00%, 8/20/2026	—	—
Pool # 2285, 8.00%, 9/20/2026	—	—
Pool # 2324, 8.00%, 11/20/2026	—	—
Pool # 2499, 8.00%, 10/20/2027	1	1
Pool # 2512, 8.00%, 11/20/2027	1	1
Pool # 2525, 8.00%, 12/20/2027	1	1
Pool # 2549, 7.50%, 2/20/2028	1	1
Pool # 2646, 7.50%, 9/20/2028	3	3
Pool # 2647, 8.00%, 9/20/2028	—	1
Pool # 3427, 4.50%, 8/20/2033	38	38
Pool # 4245, 6.00%, 9/20/2038	293	312
Pool # AK8806, 4.25%, 3/20/2045	734	706
Pool # BM2118, 4.50%, 6/20/2049	145	140
Pool # BO0535, 4.00%, 7/20/2049	1,111	1,045
Pool # BO8227, 5.00%, 7/20/2049	851	863
Pool # BO8229, 5.00%, 7/20/2049	560	571
Pool # BM9734, 4.00%, 10/20/2049	1,285	1,223
Pool # BQ4115, 3.00%, 3/20/2050	2,571	2,289
Pool # 785294, 3.50%, 1/20/2051	3,224	2,919
Pool # CB1543, 3.00%, 2/20/2051	2,268	2,019
Pool # CK2698, 3.00%, 2/20/2052	1,214	1,081
Pool # CK2716, 3.50%, 2/20/2052	3,804	3,446
Pool # CM2161, 3.00%, 3/20/2052	2,021	1,800
Pool # CM2213, 3.00%, 3/20/2052	428	381
Pool # CN2859, 4.50%, 6/20/2052	3,789	3,663
Pool # CO4824, 5.00%, 6/20/2052	1,393	1,395
Pool # CO4865, 5.00%, 7/20/2052	1,817	1,802
Pool # MA8200, 4.00%, 8/20/2052	8,167	7,716
Pool # CO8413, 4.50%, 9/20/2052	4,704	4,548
SEE NOTES TO FINANCIAL STATEMENTS.

18	JPMorgan Institutional Trust Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # MA8343, 2.50%, 10/20/2052	4,788	4,106
Pool # MA8721, 3.00%, 3/20/2053	5,761	5,139
Pool # CT7445, 6.00%, 4/20/2053	1,367	1,397
Total Mortgage-Backed Securities (Cost $641,244)		625,281
Asset-Backed Securities — 12.2%
Academic Loan Funding Trust Series 2013-1A, Class A, 5.27%, 12/26/2044 (b) (f)	380	371
Air Canada Pass-Through Trust (Canada)
Series 2013-1, Class A, 4.13%, 5/15/2025 (b)	400	399
Series 2015-2, Class AA, 3.75%, 12/15/2027 (b)	159	155
Series 2017-1, Class AA, 3.30%, 1/15/2030 (b)	328	307
Series 2017-1, Class A, 3.55%, 1/15/2030 (b)	464	431
American Airlines Pass-Through Trust
Series 2016-3, Class AA, 3.00%, 10/15/2028	138	130
Series 2019-1, Class A, 3.50%, 2/15/2032	2,186	1,975
American Homes 4 Rent Trust
Series 2015-SFR1, Class A, 3.47%, 4/17/2052 (b)	3,435	3,426
Series 2015-SFR1, Class E, 5.64%, 4/17/2052 (b)	1,275	1,273
AMSR Trust
Series 2020-SFR2, Class C, 2.53%, 7/17/2037 (b)	3,500	3,462
Series 2020-SFR4, Class C, 1.86%, 11/17/2037 (b)	4,000	3,920
Series 2021-SFR1, Class D, 2.60%, 6/17/2038 (b)	850	781
Series 2021-SFR3, Class C, 1.80%, 10/17/2038 (b)	1,600	1,530
Series 2021-SFR3, Class E1, 2.33%, 10/17/2038 (b)	2,296	2,179
Bastion Funding I LLC Series 2023-1A, Class A2, 7.12%, 4/25/2038 ‡ (b)	2,038	2,046
Bedrock ABS I LLC, 7.95%, 12/27/2037 ‡	2,229	2,323
BG Beta Ltd. (Cayman Islands), 7.12%, 7/16/2054 ‡	2,772	2,813
Bridge Trust
Series 2022-SFR1, Class A, 3.40%, 11/17/2037 (b)	2,998	2,961
Series 2022-SFR1, Class C, 4.45%, 11/17/2037 (b)	4,200	4,163
Bridgecrest Lending Auto Securitization Trust Series 2024-3, Class B, 5.37%, 10/16/2028	2,240	2,257
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

British Airways Pass-Through Trust (United Kingdom)
Series 2018-1, Class AA, 3.80%, 9/20/2031 (b)	347	335
Series 2018-1, Class A, 4.13%, 9/20/2031 (b)	560	532
Series 2019-1, Class AA, 3.30%, 12/15/2032 (b)	541	505
Cars Net Lease Mortgage Notes Series 2020-1A, Class A3, 3.10%, 12/15/2050 (b)	788	738
Carvana Auto Receivables Trust Series 2023-P3, Class A3, 5.82%, 8/10/2028 (b)	1,100	1,112
CFIN Issuer LLC Series 2022-RTL1, Class AA, 4.75%, 2/16/2026 ‡ (b) (e)	902	898
Chase Funding Trust Series 2003-6, Class 1A7, 4.87%, 11/25/2034 (e)	189	185
Citibank Credit Card Issuance Trust Series 2007-A3, Class A3, 6.15%, 6/15/2039	800	894
Continental Finance Credit Card ABS Master Trust Series 2022-A, Class A, 6.19%, 10/15/2030 (b)	4,080	4,092
CoreVest American Finance Trust
Series 2019-2, Class D, 4.22%, 6/15/2052 (b)	2,000	1,846
Series 2020-3, Class B, 2.20%, 8/15/2053 (b)	3,180	2,763
CPS Auto Receivables Trust Series 2022-D, Class C, 7.69%, 1/16/2029 (b)	4,000	4,075
Credit Acceptance Auto Loan Trust
Series 2022-3A, Class C, 8.45%, 2/15/2033 (b)	4,100	4,224
Series 2023-1A, Class B, 7.02%, 5/16/2033 (b)	3,205	3,284
Series 2023-3A, Class A, 6.39%, 8/15/2033 (b)	2,500	2,540
Series 2023-5A, Class A, 6.13%, 12/15/2033 (b)	3,845	3,915
6.95%, 2/15/2034 ‡	6,000	6,044
Series 2024-1A, Class A, 5.68%, 3/15/2034 (b)	3,085	3,127
Series 2024-2A, Class A, 5.95%, 6/15/2034 (b)	4,500	4,599
Series 2024-3A, Class C, 5.39%, 1/16/2035 (b)	4,200	4,227
Credit One Ltd., 6.47%, 2/25/2029 ‡ (b)	4,000	4,030
CVS Pass-Through Trust, 5.93%, 1/10/2034 (b)	625	630
CWABS, Inc. Asset-Backed Certificates Trust Series 2004-6, Class M1, 5.33%, 10/25/2034 (f)	28	28
DataBank Issuer Series 2021-1A, Class A2, 2.06%, 2/27/2051 (b)	2,700	2,619
Delta Air Lines Pass-Through Trust
Series 2015-1, Class AA, 3.63%, 7/30/2027	193	189
Series 2020-1, Class AA, 2.00%, 6/10/2028	254	238
Diversified ABS Holdings LLC Series 2024-2A, Class A, 6.56%, 9/30/2044 ‡ (b)	2,941	2,951
Diversified Abs Phase LLC Series VI, Class A, 7.50%, 11/28/2039 ‡	1,802	1,785
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	JPMorgan Institutional Trust Funds	19

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Diversified ABS Phase LLC Series 2024-1A, Class A1, 7.08%, 5/30/2044 ‡ (b)	3,355	3,388
DP Lion Holdco LLC Series 2023-1A, Class A, 8.24%, 11/30/2043 ‡	1,401	1,437
DT Auto Owner Trust Series 2022-3A, Class D, 8.14%, 7/17/2028 (b)	3,500	3,618
Energy Assets, 8.11%, 8/25/2044 ‡	1,042	1,054
FirstKey Homes Trust
Series 2020-SFR2, Class E, 2.67%, 10/19/2037 (b)	3,000	2,948
Series 2022-SFR3, Class C, 4.50%, 7/17/2038 (b)	3,466	3,427
Series 2021-SFR1, Class D, 2.19%, 8/17/2038 (b)	4,000	3,850
Series 2021-SFR1, Class E2, 2.49%, 8/17/2038 (b)	5,600	5,369
Series 2022-SFR2, Class E1, 4.50%, 7/17/2039 (b)	3,700	3,592
Flagship Credit Auto Trust Series 2022-4, Class C, 7.71%, 10/16/2028 (b)	5,190	5,299
FMC GMSR Issuer Trust
Series 2020-GT1, Class A, 4.45%, 1/25/2026 (b) (f)	5,000	4,864
Series 2021-GT1, Class A, 3.62%, 7/25/2026 (b) (f)	4,300	4,030
Series 2021-GT2, Class A, 3.85%, 10/25/2026 (b) (f)	3,370	3,173
Series 2024-SAT1, Class A, 6.50%, 3/26/2027 (b) (f)	5,950	5,964
Series 2022-GT1, Class A, 6.19%, 4/25/2027 (b)	6,000	5,995
FW Energy Asset Issuer LLC, 7.15%, 8/25/2044 ‡	3,334	3,365
GE Capital Mortgage Services, Inc. Trust Series 1999-HE1, Class M, 6.71%, 4/25/2029 (f)	19	16
GLS Auto Receivables Issuer Trust
Series 2022-3A, Class C, 5.34%, 6/15/2028 (b)	2,334	2,338
Series 2022-3A, Class D, 6.42%, 6/15/2028 (b)	2,500	2,544
Series 2023-3A, Class C, 6.01%, 5/15/2029 (b)	2,085	2,118
Series 2024-3A, Class C, 5.21%, 2/18/2031 (b)	2,500	2,528
Goodgreen
Series 2019-2A, Class A, 2.76%, 4/15/2055 ‡ (b)	1,109	947
Series 2023-1A, Class A, 5.90%, 1/17/2061 ‡ (b)	2,648	2,633
Goodgreen Trust Series 2017-1A, Class A, 3.74%, 10/15/2052 ‡ (b)	231	212
Grene Energy Senio, 11.00%, 1/25/2026 ‡	169	143
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

GTP Acquisition Partners I LLC, 3.48%, 6/16/2025 (b)	1,436	1,430
HERO Funding (Cayman Islands) Series 2017-3A, Class A2, 3.95%, 9/20/2048 ‡ (b)	584	529
HERO Funding Trust
Series 2016-3A, Class A1, 3.08%, 9/20/2042 ‡ (b)	227	207
Series 2017-1A, Class A2, 4.46%, 9/20/2047 ‡ (b)	603	557
HGI CRE CLO Ltd. (Cayman Islands) Series 2022-FL3, Class B, 6.94%, 4/20/2037 (b) (f)	1,500	1,502
HINNT LLC Series 2024-A, Class B, 5.84%, 3/15/2043 (b)	3,043	3,092
Invitation Homes Trust Series 2024-SFR1, Class D, 4.25%, 9/17/2041 (b)	3,525	3,338
Jonah, 7.80%, 11/10/2037 ‡ (b)	2,263	2,264
Jonah Energy ABS II LLC Series 2025-1A, Class A1, 6.59%, 12/10/2040 ‡ (b)	3,300	3,300
Jonah Energy ABS LLC Series 2022-1, Class A1, 7.20%, 12/10/2037 ‡ (b)	1,564	1,574
KGS-Alpha SBA COOF Trust
Series 2012-2, Class A, IO, 0.97%, 8/25/2038 (b) (f)	763	13
Series 2013-2, Class A, IO, 1.83%, 3/25/2039 (b) (f)	680	20
Series 2015-2, Class A, IO, 3.18%, 7/25/2041 (b) (f)	446	44
Lending Funding Trust Series 2020-2A, Class C, 4.30%, 4/21/2031 (b)	1,795	1,740
Lendingpoint Asset Securitization Trust
Series 2022-B, Class B, 5.99%, 10/15/2029 (b)	5,237	4,999
Series 2022-C, Class B, 7.46%, 2/15/2030 (b)	2,251	2,254
Mercury Financial Credit Card Master Trust Series 2024-2A, Class A, 6.56%, 7/20/2029 (b)	4,220	4,284
Mid-State Capital Corp. Trust Series 2006-1, Class M1, 6.08%, 10/15/2040 (b)	263	263
MMAF Equipment Finance LLC Series 2024-A, Class A4, 5.10%, 7/13/2049 (b)	1,206	1,234
MNR ABS Issuer I LLC, 8.95%, 12/15/2038 ‡	1,763	1,800
MVW LLC Series 2019-2A, Class B, 2.44%, 10/20/2038 (b)	672	656
New Century Home Equity Loan Trust Series 2003-5, Class AI6, 4.85%, 11/25/2033 (e)	178	173
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (b)	537	530
Series 2021-FHT1, Class A, 3.10%, 7/25/2026 (b)	2,182	2,117
SEE NOTES TO FINANCIAL STATEMENTS.

20	JPMorgan Institutional Trust Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (b)	989	955
OneMain Direct Auto Receivables Trust Series 2019-1A, Class B, 3.95%, 11/14/2028 (b)	3,880	3,850
PEAC Solutions Receivables LLC Series 2024-1A, Class A3, 5.64%, 11/20/2030 (b)	5,900	6,035
Pendoor Proper, 0.00%, 2/15/2026 ‡ (b)	4,150	4,105
PNMAC GMSR ISSUER TRUST Series 2022-GT1, Class A, 8.60%, 5/25/2027 (b) (f)	3,450	3,493
Porsche Innovative Lease Owner Trust Series 2024-1A, Class A4, 4.66%, 2/20/2030 (b)	4,230	4,241
Prestige Auto Receivables Trust Series 2022-1A, Class C, 7.09%, 8/15/2028 (b)	4,000	4,029
PRET LLC
Series 2021-RN3, Class A1, 4.84%, 9/25/2051 (b) (e)	2,698	2,688
Series 2021-RN4, Class A1, 5.49%, 10/25/2051 (b) (f)	4,102	4,103
Progress Residential Trust
Series 2022-SFR2, Class E1, 4.55%, 4/17/2027 (b)	4,000	3,900
Series 2024-SFR5, Class D, 3.38%, 8/9/2029 (b) (f)	1,892	1,725
Series 2021-SFR6, Class E1, 2.43%, 7/17/2038 (b)	3,446	3,320
Series 2022-SFR3, Class E2, 5.60%, 4/17/2039 (b)	2,685	2,673
Renaissance Home Equity Loan Trust Series 2007-2, Class AF2, 5.68%, 6/25/2037 (e)	287	69
Renew (Cayman Islands)
Series 2017-1A, Class A, 3.67%, 9/20/2052 ‡ (b)	302	281
Series 2024-1A, Class A, 6.21%, 11/20/2059 ‡ (b)	4,310	4,351
RT Fin LLC, 7.85%, 10/15/2043 ‡	2,297	2,315
Santander Drive Auto Receivables Trust
Series 2022-5, Class D, 5.67%, 12/16/2030	4,700	4,756
Series 2022-6, Class D, 5.69%, 2/18/2031	5,800	5,885
Series 2024-4, Class D, 5.32%, 12/15/2031	1,550	1,569
SCF Equipment Leasing LLC
Series 2022-1A, Class A3, 2.92%, 7/20/2029 (b)	191	191
Series 2024-1A, Class B, 5.56%, 4/20/2032 (b)	2,280	2,343
Series 2022-2A, Class C, 6.50%, 8/20/2032 (b)	3,688	3,785
Series 2023-1A, Class C, 6.77%, 8/22/2033 (b)	3,815	4,045
SCF Equipment Trust LLC Series 2025-1A, Class A3, 5.11%, 11/21/2033 (b)	3,500	3,551
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2, 2.83%, 1/25/2036 (e)	139	117
Stream Innovations Issuer Trust Series 2024-1A, Class A, 6.27%, 7/15/2044 (b)	3,051	3,162
Tricon Residential Trust Series 2022-SFR1, Class D, 4.75%, 4/17/2039 (b)	1,837	1,811
United Airlines Pass-Through Trust
Series 2016-2, Class B, 3.65%, 10/7/2025	601	593
Series 2018-1, Class B, 4.60%, 3/1/2026	326	322
Series 2016-1, Class A, 3.45%, 7/7/2028	474	448
Series 2018-1, Class AA, 3.50%, 3/1/2030	511	486
Series 2018-1, Class A, 3.70%, 3/1/2030	1,153	1,095
Series 2019-1, Class AA, 4.15%, 8/25/2031	736	709
Series 2019-1, Class A, 4.55%, 8/25/2031	659	623
Series 2019-2, Class AA, 2.70%, 5/1/2032	1,028	920
Series 2024-1, Class AA, 5.45%, 2/15/2037	1,472	1,497
UOG ABS Issuer I LLC Series 2023-1, Class A1, 8.35%, 6/5/2040 ‡ (b)	1,584	1,614
US Auto Funding Trust Series 2022-1A, Class B, 5.13%, 12/15/2025 ‡ (b)	4,700	2,013
vMobo, Inc., 7.46%, 7/18/2027 ‡	5,999	5,721
VOLT CI LLC Series 2021-NP10, Class A1, 4.99%, 5/25/2051 (b) (e)	658	658
VOLT XCIII LLC Series 2021-NPL2, Class A1, 5.89%, 2/27/2051 (b) (e)	949	950
VOLT XCIV LLC Series 2021-NPL3, Class A1, 6.24%, 2/27/2051 (b) (e)	845	846
VOLT XCVI LLC Series 2021-NPL5, Class A1, 6.12%, 3/27/2051 (b) (e)	669	670
VOLT XCVII LLC Series 2021-NPL6, Class A1, 5.24%, 4/25/2051 (b) (e)	874	875
Westlake Automobile Receivables Trust
Series 2022-2A, Class D, 5.48%, 9/15/2027 (b)	4,910	4,945
Series 2023-3A, Class C, 6.02%, 9/15/2028 (b)	3,400	3,459
Series 2023-4A, Class C, 6.64%, 11/15/2028 (b)	2,632	2,707
Series 2023-2A, Class D, 7.01%, 11/15/2028 (b)	3,047	3,139
Wingspire Equipment Finance LLC Series 2024-1A, Class B, 5.06%, 9/20/2032 (b)	4,000	4,014
Total Asset-Backed Securities (Cost $334,364)		333,731
Collateralized Mortgage Obligations — 5.8%
Alternative Loan Trust
Series 2004-2CB, Class 1A9, 5.75%, 3/25/2034	2,045	2,065
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	JPMorgan Institutional Trust Funds	21

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2005-1CB, Class 1A6, IF, IO, 2.67%, 3/25/2035 (f)	271	19
Series 2005-22T1, Class A2, IF, IO, 0.64%, 6/25/2035 (f)	2,508	139
Series 2005-20CB, Class 3A8, IF, IO, 0.32%, 7/25/2035 (f)	906	28
Series 2005-28CB, Class 1A4, 5.50%, 8/25/2035	818	700
Series 2005-28CB, Class 3A5, 6.00%, 8/25/2035	46	19
Series 2005-37T1, Class A2, IF, IO, 0.62%, 9/25/2035 (f)	1,889	87
Series 2005-54CB, Class 1A2, IF, IO, 0.42%, 11/25/2035 (f)	1,289	55
Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	512	391
Series 2005-57CB, Class 3A2, IF, IO, 0.67%, 12/25/2035 (f)	378	25
Series 2005-64CB, Class 1A9, 5.50%, 12/25/2035	236	208
Series 2006-26CB, Class A9, 6.50%, 9/25/2036	844	426
Anchor Mortgage Trust, 8.23%, 3/25/2031 ‡ (f)	4,000	4,078
Banc of America Alternative Loan Trust
Series 2004-6, Class 15, PO, 7/25/2019	6	2
Series 2006-4, Class 1A4, 6.00%, 5/25/2046	220	196
Banc of America Funding Trust
Series 2004-1, PO, 3/25/2034	50	36
Series 2004-2, Class 30, PO, 9/20/2034	60	46
Series 2005-6, Class 2A7, 5.50%, 10/25/2035	116	103
Series 2005-7, Class 30, PO, 11/25/2035	51	51
Series 2005-8, Class 30, PO, 1/25/2036	29	19
Series 2006-A, Class 3A2, 4.93%, 2/20/2036 (f)	78	69
Banc of America Mortgage Trust Series 2004-A, Class 2A2, 5.92%, 2/25/2034 (f)	20	20
Bear Stearns ARM Trust
Series 2003-7, Class 3A, 7.28%, 10/25/2033 (f)	9	9
Series 2004-1, Class 12A1, 5.33%, 4/25/2034 (f)	114	102
Series 2004-2, Class 14A, 4.54%, 5/25/2034 (f)	17	16
Series 2006-1, Class A1, 6.53%, 2/25/2036 (f)	226	214
CFIN LLC Series 2024-1A, Class A, 6.50%, 11/27/2028 ‡ (b)	4,700	4,721
CHL Mortgage Pass-Through Trust
Series 2004-8, Class 2A1, 4.50%, 6/25/2019 ‡	2	1
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2004-HYB1, Class 2A, 5.33%, 5/20/2034 (f)	23	21
Series 2004-HYB3, Class 2A, 4.66%, 6/20/2034 (f)	74	68
Series 2004-7, Class 2A1, 5.56%, 6/25/2034 (f)	72	66
Series 2004-HYB6, Class A3, 6.02%, 11/20/2034 (f)	91	87
Series 2005-16, Class A23, 5.50%, 9/25/2035	173	106
Series 2005-22, Class 2A1, 5.16%, 11/25/2035 (f)	555	454
Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust
Series 2005-5, Class A, PO, 8/25/2035	25	15
Series 2005-8, Class A, PO, 11/25/2035	46	28
Citigroup Global Markets Mortgage Securities VII, Inc.
Series 2003-UP2, Class 1, PO, 6/25/2033	1	1
Series 2003-HYB1, Class A, 7.74%, 9/25/2033 (f)	9	10
Citigroup Mortgage Loan Trust
Series 2004-UST1, Class A6, 7.54%, 8/25/2034 (f)	9	9
Series 2015-A, Class B2, 4.50%, 6/25/2058 (b) (f)	137	133
Citigroup Mortgage Loan Trust, Inc.
Series 2003-1, Class 3, PO, 9/25/2033	8	6
Series 2003-1, Class 2, PO, 10/25/2033	—	—
Series 2003-1, Class 2A6, PO, 10/25/2033	5	4
Series 2003-1, Class 2A5, 5.25%, 10/25/2033	9	9
Series 2005-1, Class 2A1A, 3.53%, 2/25/2035 (f)	137	116
Series 2005-2, Class 2A11, 5.50%, 5/25/2035	72	72
Series 2005-5, Class 1A2, 4.47%, 8/25/2035 (f)	141	117
Credit Suisse First Boston Mortgage Securities Corp. (Switzerland)
Series 2003-1, Class DB1, 6.68%, 2/25/2033 (f)	132	134
Series 2003-21, Class 1A4, 5.25%, 9/25/2033	30	29
Series 2003-25, Class 1P, PO, 10/25/2033	63	47
CSFB Mortgage-Backed Pass-Through Certificates
Series 2005-4, Class 3A18, 5.50%, 6/25/2035	372	376
Series 2005-4, Class 3A23, 5.50%, 6/25/2035	784	793
CSMC Trust Series 2021-RPL1, Class A1, 4.08%, 9/27/2060 (b) (f)	4,032	4,020
SEE NOTES TO FINANCIAL STATEMENTS.

22	JPMorgan Institutional Trust Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
FHLMC Seasoned Credit Risk Transfer Trust
Series 2017-4, Class HT, 3.25%, 6/25/2057 (e)	5,774	5,199
Series 2017-4, Class M45T, 4.50%, 6/25/2057	2,668	2,571
Series 2019-1, Class MT, 3.50%, 7/25/2058	2,276	2,027
Series 2019-3, Class MB, 3.50%, 10/25/2058	1,722	1,421
Series 2020-1, Class MA, 2.50%, 8/25/2059	4,845	4,431
Series 2022-1, Class MTU, 3.25%, 11/25/2061	3,012	2,591
Series 2023-1, Class MT, 3.00%, 10/25/2062	4,446	3,725
Series 2024-1, Class MT, 3.00%, 11/25/2063	2,069	1,734
Series 2024-2, Class MT, 3.50%, 5/25/2064	6,220	5,484
FHLMC, REMIC
Series 3720, Class A, 4.50%, 9/15/2025	1	1
Series 3131, Class BK, 5.50%, 3/15/2026	8	8
Series 1829, Class ZB, 6.50%, 3/15/2026	—	—
Series 1863, Class Z, 6.50%, 7/15/2026	—	—
Series 1890, Class H, 7.50%, 9/15/2026	1	1
Series 1899, Class ZE, 8.00%, 9/15/2026	6	7
Series 3229, Class HE, 5.00%, 10/15/2026	9	9
Series 1963, Class Z, 7.50%, 1/15/2027	5	5
Series 1935, Class FL, 5.15%, 2/15/2027 (f)	—	—
Series 1981, Class Z, 6.00%, 5/15/2027	4	4
Series 1970, Class PG, 7.25%, 7/15/2027	1	1
Series 1987, Class PE, 7.50%, 9/15/2027	6	6
Series 2019, Class Z, 6.50%, 12/15/2027	10	10
Series 2038, Class PN, IO, 7.00%, 3/15/2028	8	1
Series 2040, Class PE, 7.50%, 3/15/2028	14	14
Series 4251, Class KW, 2.50%, 4/15/2028	925	903
Series 2043, Class CJ, 6.50%, 4/15/2028	3	3
Series 2054, Class PV, 7.50%, 5/15/2028	9	9
Series 2075, Class PM, 6.25%, 8/15/2028	31	31
Series 2075, Class PH, 6.50%, 8/15/2028	27	28
Series 2086, Class GB, 6.00%, 9/15/2028	5	5
Series 2089, Class PJ, IO, 7.00%, 10/15/2028	13	1
Series 2095, Class PE, 6.00%, 11/15/2028	34	34
Series 2125, Class JZ, 6.00%, 2/15/2029	14	14
Series 2136, Class PG, 6.00%, 3/15/2029	14	15
Series 2132, Class SB, IF, 11.30%, 3/15/2029 (f)	3	3
Series 2141, IO, 7.00%, 4/15/2029	3	—
Series 2169, Class TB, 7.00%, 6/15/2029	40	41
Series 2163, Class PC, IO, 7.50%, 6/15/2029	4	—
Series 2172, Class QC, 7.00%, 7/15/2029	36	37
Series 2176, Class OJ, 7.00%, 8/15/2029	29	29
Series 2201, Class C, 8.00%, 11/15/2029	8	8
Series 2209, Class TC, 8.00%, 1/15/2030	13	13
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2210, Class Z, 8.00%, 1/15/2030	32	33
Series 2224, Class CB, 8.00%, 3/15/2030	7	7
Series 2230, Class Z, 8.00%, 4/15/2030	15	16
Series 2234, Class PZ, 7.50%, 5/15/2030	15	16
Series 2247, Class Z, 7.50%, 8/15/2030	16	17
Series 2256, Class MC, 7.25%, 9/15/2030	12	13
Series 2259, Class ZM, 7.00%, 10/15/2030	30	31
Series 2262, Class Z, 7.50%, 10/15/2030	4	4
Series 2271, Class PC, 7.25%, 12/15/2030	29	31
Series 2296, Class PD, 7.00%, 3/15/2031	23	24
Series 2313, Class LA, 6.50%, 5/15/2031	9	9
Series 2325, Class PM, 7.00%, 6/15/2031	17	17
Series 2359, Class ZB, 8.50%, 6/15/2031	49	52
Series 2344, Class ZD, 6.50%, 8/15/2031	173	180
Series 2344, Class ZJ, 6.50%, 8/15/2031	21	22
Series 2345, Class NE, 6.50%, 8/15/2031	18	18
Series 2351, Class PZ, 6.50%, 8/15/2031	13	13
Series 2353, Class AZ, 6.00%, 9/15/2031	87	89
Series 2367, Class ME, 6.50%, 10/15/2031	38	39
Series 2396, Class FM, 4.90%, 12/15/2031 (f)	22	22
Series 2399, Class OH, 6.50%, 1/15/2032	41	42
Series 2399, Class TH, 6.50%, 1/15/2032	47	49
Series 2464, Class SI, IF, IO, 3.55%, 2/15/2032 (f)	91	8
Series 2410, Class QX, IF, IO, 4.20%, 2/15/2032 (f)	16	1
Series 2410, Class NG, 6.50%, 2/15/2032	43	45
Series 2420, Class XK, 6.50%, 2/15/2032	73	76
Series 2412, Class SP, IF, 7.19%, 2/15/2032 (f)	40	44
Series 2410, Class QS, IF, 7.92%, 2/15/2032 (f)	37	39
Series 2444, Class ES, IF, IO, 3.50%, 3/15/2032 (f)	33	3
Series 2450, Class SW, IF, IO, 3.55%, 3/15/2032 (f)	26	3
Series 2430, Class WF, 6.50%, 3/15/2032	89	93
Series 2423, Class MC, 7.00%, 3/15/2032	47	49
Series 2423, Class MT, 7.00%, 3/15/2032	38	40
Series 2435, Class CJ, 6.50%, 4/15/2032	53	55
Series 2434, Class TC, 7.00%, 4/15/2032	48	50
Series 2436, Class MC, 7.00%, 4/15/2032	21	22
Series 2455, Class GK, 6.50%, 5/15/2032	107	111
Series 2450, Class GZ, 7.00%, 5/15/2032	34	36
Series 2462, Class JG, 6.50%, 6/15/2032	47	49
Series 2466, Class PH, 6.50%, 6/15/2032	83	86
Series 2474, Class NR, 6.50%, 7/15/2032	48	49
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	JPMorgan Institutional Trust Funds	23

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2484, Class LZ, 6.50%, 7/15/2032	53	56
Series 2500, Class MC, 6.00%, 9/15/2032	37	38
Series 2835, Class QO, PO, 12/15/2032	7	6
Series 2543, Class YX, 6.00%, 12/15/2032	100	104
Series 2544, Class HC, 6.00%, 12/15/2032	69	71
Series 2552, Class ME, 6.00%, 1/15/2033	121	125
Series 2567, Class QD, 6.00%, 2/15/2033	126	131
Series 2575, Class ME, 6.00%, 2/15/2033	310	321
Series 2596, Class QG, 6.00%, 3/15/2033	67	69
Series 2586, Class WI, IO, 6.50%, 3/15/2033	30	4
Series 2692, Class SC, IF, 4.38%, 7/15/2033 (f)	23	24
Series 4240, Class B, 3.00%, 8/15/2033	2,146	2,058
Series 3920, Class LP, 5.00%, 1/15/2034	273	277
Series 2744, Class PE, 5.50%, 2/15/2034	1	1
Series 3611, PO, 7/15/2034	19	16
Series 2990, Class UZ, 5.75%, 6/15/2035	740	768
Series 3004, Class EK, 5.50%, 7/15/2035	1,209	1,202
Series 3014, Class OD, PO, 8/15/2035	20	17
Series 3085, Class WF, 5.25%, 8/15/2035 (f)	48	48
Series 3047, Class OD, 5.50%, 10/15/2035	203	207
Series 3074, Class BH, 5.00%, 11/15/2035	56	57
Series 3064, Class MC, 5.50%, 11/15/2035	2,515	2,610
Series 3102, Class FB, 4.75%, 1/15/2036 (f)	16	16
Series 3102, Class HS, IF, 8.24%, 1/15/2036 (f)	8	9
Series 3117, Class EO, PO, 2/15/2036	114	100
Series 3117, Class OK, PO, 2/15/2036	70	60
Series 3134, PO, 3/15/2036	17	14
Series 3152, Class MO, PO, 3/15/2036	89	77
Series 3122, Class ZB, 6.00%, 3/15/2036	33	35
Series 3138, PO, 4/15/2036	88	76
Series 3607, Class BO, PO, 4/15/2036	40	35
Series 3219, Class DI, IO, 6.00%, 4/15/2036	60	10
Series 3819, Class ZQ, 6.00%, 4/15/2036	379	398
Series 3149, Class SO, PO, 5/15/2036	17	14
Series 3233, Class OP, PO, 5/15/2036	26	22
Series 3171, Class MO, PO, 6/15/2036	10	9
Series 3179, Class OA, PO, 7/15/2036	76	65
Series 3194, Class SA, IF, IO, 2.65%, 7/15/2036 (f)	18	2
Series 3211, Class SO, PO, 9/15/2036	87	76
Series 3218, Class AO, PO, 9/15/2036	41	33
Series 3232, Class ST, IF, IO, 2.25%, 10/15/2036 (f)	119	9
Series 3256, PO, 12/15/2036	56	47
Series 3261, Class OA, PO, 1/15/2037	67	56
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 3260, Class CS, IF, IO, 1.69%, 1/15/2037 (f)	116	11
Series 3274, Class JO, PO, 2/15/2037	19	16
Series 3275, Class FL, 4.89%, 2/15/2037 (f)	15	15
Series 3290, Class SB, IF, IO, 2.00%, 3/15/2037 (f)	167	13
Series 3318, Class AO, PO, 5/15/2037	3	2
Series 3607, PO, 5/15/2037	85	70
Series 3315, Class HZ, 6.00%, 5/15/2037	61	64
Series 3326, Class JO, PO, 6/15/2037	5	5
Series 3331, PO, 6/15/2037	59	50
Series 3607, Class OP, PO, 7/15/2037	197	165
Series 4048, Class FJ, 5.05%, 7/15/2037 (f)	199	197
Series 3385, Class SN, IF, IO, 1.55%, 11/15/2037 (f)	24	2
Series 3387, Class SA, IF, IO, 1.97%, 11/15/2037 (f)	102	8
Series 3422, Class AI, IO, 0.25%, 1/15/2038 (e)	448	4
Series 3404, Class SC, IF, IO, 1.55%, 1/15/2038 (f)	145	13
Series 3424, Class PI, IF, IO, 2.35%, 4/15/2038 (f)	129	13
Series 3481, Class SJ, IF, IO, 1.40%, 8/15/2038 (f)	145	13
Series 3511, Class SA, IF, IO, 1.55%, 2/15/2039 (f)	106	8
Series 3549, Class FA, 5.65%, 7/15/2039 (f)	7	7
Series 3621, Class BO, PO, 1/15/2040	61	52
Series 3747, Class PY, 4.00%, 10/15/2040	543	528
Series 3925, Class FL, 4.90%, 1/15/2041 (f)	30	30
Series 3852, Class QN, IF, 5.50%, 5/15/2041 (f)	60	57
Series 3852, Class TP, IF, 5.50%, 5/15/2041 (f)	182	183
Series 3957, Class B, 4.00%, 11/15/2041	67	65
Series 3966, Class NA, 4.00%, 12/15/2041	171	165
Series 4217, Class KY, 3.00%, 6/15/2043	2,300	2,039
Series 4928, Class PB, 2.50%, 9/25/2048	371	335
FHLMC, STRIPS
Series 233, Class 11, IO, 5.00%, 9/15/2035	133	22
Series 233, Class 13, IO, 5.00%, 9/15/2035	191	29
Series 299, Class 300, 3.00%, 1/15/2043	964	882
Series 310, PO, 9/15/2043	513	391
Series 323, Class 300, 3.00%, 1/15/2044	734	673
FHLMC, Structured Pass-Through Certificates, Whole Loan
Series T-41, Class 3A, 4.38%, 7/25/2032 (f)	171	159
Series T-76, Class 2A, 2.34%, 10/25/2037 (f)	428	383
SEE NOTES TO FINANCIAL STATEMENTS.

24	JPMorgan Institutional Trust Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series T-51, Class 2A, 7.50%, 8/25/2042 (f)	137	145
Series T-54, Class 2A, 6.50%, 2/25/2043	754	765
Series T-54, Class 3A, 7.00%, 2/25/2043	210	220
Series T-58, Class A, PO, 9/25/2043	54	37
Series T-59, Class 1AP, PO, 10/25/2043	122	63
First Horizon Alternative Mortgage Securities Trust
Series 2004-AA4, Class A1, 5.82%, 10/25/2034 (f)	59	58
Series 2005-FA8, Class 1A19, 5.50%, 11/25/2035	322	152
Series 2007-FA4, Class 1A2, IF, IO, 1.22%, 8/25/2037 (f)	810	61
FNMA Trust, Whole Loan
Series 2004-W1, Class 2A2, 7.00%, 12/25/2033	46	48
Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	69	72
Series 2004-W15, Class 2AF, 4.72%, 8/25/2044 (f)	103	102
Series 2005-W3, Class 2AF, 4.69%, 3/25/2045 (f)	297	294
Series 2006-W2, Class 1AF1, 4.69%, 2/25/2046 (f)	95	94
FNMA, Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027	4,808	4,642
FNMA, Grantor Trust, Whole Loan
Series 2002-T19, Class A2, 7.00%, 7/25/2042	306	323
Series 2004-T3, Class 1A3, 7.00%, 2/25/2044	175	181
FNMA, REMIC
Series 1997-27, Class J, 7.50%, 4/18/2027	1	1
Series 1997-29, Class J, 7.50%, 4/20/2027	2	2
Series 1997-39, Class PD, 7.50%, 5/20/2027	13	13
Series 1997-42, Class ZC, 6.50%, 7/18/2027	1	1
Series 1997-81, Class PI, IO, 7.00%, 12/18/2027	4	—
Series 1998-36, Class ZB, 6.00%, 7/18/2028	7	7
Series 1999-18, Class Z, 5.50%, 4/18/2029	3	3
Series 1999-17, Class C, 6.35%, 4/25/2029	6	6
Series 1999-62, Class PB, 7.50%, 12/18/2029	7	7
Series 2000-2, Class ZE, 7.50%, 2/25/2030	25	26
Series 2000-52, IO, 8.50%, 1/25/2031	4	1
Series 2001-7, Class PF, 7.00%, 3/25/2031	4	4
Series 2011-31, Class DB, 3.50%, 4/25/2031	539	526
Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	37	4
Series 2001-30, Class PM, 7.00%, 7/25/2031	28	28
Series 2001-36, Class DE, 7.00%, 8/25/2031	33	35
Series 2001-49, Class Z, 6.50%, 9/25/2031	12	12
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2001-44, Class MY, 7.00%, 9/25/2031	80	84
Series 2001-44, Class PD, 7.00%, 9/25/2031	7	8
Series 2001-44, Class PU, 7.00%, 9/25/2031	13	13
Series 2001-52, Class KB, 6.50%, 10/25/2031	12	12
Series 2003-52, Class SX, IF, 9.55%, 10/25/2031 (f)	17	20
Series 2001-61, Class Z, 7.00%, 11/25/2031	114	118
Series 2001-72, Class SX, IF, 7.06%, 12/25/2031 (f)	2	2
Series 2002-1, Class SA, IF, 10.67%, 2/25/2032 (f)	6	7
Series 2002-13, Class SJ, IF, IO, 1.60%, 3/25/2032 (f)	65	1
Series 2002-13, Class ST, IF, 10.00%, 3/25/2032 (f)	1	1
Series 2002-21, Class LO, PO, 4/25/2032	3	3
Series 2002-21, Class PE, 6.50%, 4/25/2032	30	31
Series 2002-28, Class PK, 6.50%, 5/25/2032	76	79
Series 2012-66, Class CB, 3.00%, 6/25/2032	1,859	1,791
Series 2002-37, Class Z, 6.50%, 6/25/2032	22	22
Series 2006-130, Class GI, IO, 6.50%, 7/25/2032	61	4
Series 2002-48, Class GH, 6.50%, 8/25/2032	102	106
Series 2004-61, Class SK, IF, 8.50%, 11/25/2032 (f)	13	14
Series 2004-59, Class BG, PO, 12/25/2032	40	35
Series 2002-77, Class S, IF, 6.29%, 12/25/2032 (f)	18	19
Series 2003-22, Class UD, 4.00%, 4/25/2033	400	391
Series 2003-35, Class UC, 3.75%, 5/25/2033	2	2
Series 2003-42, Class GB, 4.00%, 5/25/2033	37	36
Series 2003-34, Class AX, 6.00%, 5/25/2033	77	80
Series 2003-34, Class ED, 6.00%, 5/25/2033	320	331
Series 2003-39, IO, 6.00%, 5/25/2033 (f)	15	2
Series 2003-33, Class IA, IO, 6.50%, 5/25/2033	116	17
Series 2007-97, Class KI, IO, 7.00%, 5/25/2033	234	17
Series 2003-47, Class PE, 5.75%, 6/25/2033	63	65
Series 2003-64, Class SX, IF, 2.64%, 7/25/2033 (f)	16	15
Series 2003-132, Class OA, PO, 8/25/2033	2	1
Series 2003-71, Class DS, IF, 1.54%, 8/25/2033 (f)	156	148
Series 2003-74, Class SH, IF, 2.13%, 8/25/2033 (f)	36	32
Series 2003-72, Class IE, IO, 5.50%, 8/25/2033	140	18
Series 2003-91, Class SD, IF, 5.06%, 9/25/2033 (f)	25	25
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	JPMorgan Institutional Trust Funds	25

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2013-101, Class AE, 3.00%, 10/25/2033	1,929	1,848
Series 2013-101, Class E, 3.00%, 10/25/2033	1,782	1,695
Series 2013-108, Class GU, 3.00%, 10/25/2033	2,245	2,150
Series 2003-116, Class SB, IF, IO, 3.13%, 11/25/2033 (f)	153	13
Series 2006-44, Class P, PO, 12/25/2033	326	281
Series 2003-130, Class SX, IF, 4.82%, 1/25/2034 (f)	2	2
Series 2004-25, Class SA, IF, 7.24%, 4/25/2034 (f)	54	60
Series 2004-46, Class SK, IF, 4.22%, 5/25/2034 (f)	91	94
Series 2004-46, Class QB, IF, 6.13%, 5/25/2034 (f)	59	65
Series 2004-36, Class SA, IF, 7.24%, 5/25/2034 (f)	145	158
Series 2004-51, Class SY, IF, 5.31%, 7/25/2034 (f)	30	30
Series 2005-56, Class S, IF, IO, 2.24%, 7/25/2035 (f)	162	15
Series 2005-66, Class SG, IF, 6.21%, 7/25/2035 (f)	52	55
Series 2005-68, Class PG, 5.50%, 8/25/2035	129	132
Series 2005-84, Class XM, 5.75%, 10/25/2035	284	292
Series 2005-110, Class GL, 5.50%, 12/25/2035	1,308	1,356
Series 2005-109, Class PC, 6.00%, 12/25/2035	75	76
Series 2006-16, Class OA, PO, 3/25/2036	50	44
Series 2006-22, Class AO, PO, 4/25/2036	87	76
Series 2006-23, Class KO, PO, 4/25/2036	12	11
Series 2006-44, Class GO, PO, 6/25/2036	131	114
Series 2006-53, Class US, IF, IO, 2.11%, 6/25/2036 (f)	192	20
Series 2006-56, PO, 7/25/2036	93	81
Series 2006-58, PO, 7/25/2036	58	50
Series 2006-58, Class AP, PO, 7/25/2036	120	105
Series 2006-65, Class QO, PO, 7/25/2036	89	75
Series 2006-56, Class FC, 4.76%, 7/25/2036 (f)	169	168
Series 2006-58, Class FL, 4.93%, 7/25/2036 (f)	14	14
Series 2006-60, Class DZ, 6.50%, 7/25/2036	2,182	2,287
Series 2006-72, Class TO, PO, 8/25/2036	15	13
Series 2006-79, Class DO, PO, 8/25/2036	67	57
Series 2007-7, Class SG, IF, IO, 2.03%, 8/25/2036 (f)	785	90
Series 2006-77, Class PC, 6.50%, 8/25/2036	140	144
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2006-90, Class AO, PO, 9/25/2036	35	31
Series 2008-42, Class AO, PO, 9/25/2036	30	25
Series 2009-19, Class IP, IO, 5.50%, 10/25/2036	354	63
Series 2006-109, PO, 11/25/2036	32	27
Series 2006-110, PO, 11/25/2036	156	134
Series 2006-111, Class EO, PO, 11/25/2036	21	18
Series 2006-124, Class HB, 6.63%, 11/25/2036 (f)	296	314
Series 2006-119, PO, 12/25/2036	22	19
Series 2006-118, Class A2, 4.53%, 12/25/2036 (f)	91	89
Series 2009-70, Class CO, PO, 1/25/2037	159	133
Series 2006-128, Class BP, 5.50%, 1/25/2037	17	17
Series 2007-14, Class ES, IF, IO, 1.97%, 3/25/2037 (f)	236	24
Series 2007-77, Class FG, 4.97%, 3/25/2037 (f)	24	24
Series 2007-16, Class FC, 5.22%, 3/25/2037 (f)	33	33
Series 2007-42, Class AO, PO, 5/25/2037	5	4
Series 2007-48, PO, 5/25/2037	36	31
Series 2007-60, Class AX, IF, IO, 2.68%, 7/25/2037 (f)	685	96
Series 2007-81, Class GE, 6.00%, 8/25/2037	76	80
Series 2007-88, Class VI, IF, IO, 2.07%, 9/25/2037 (f)	485	51
Series 2007-91, Class ES, IF, IO, 1.99%, 10/25/2037 (f)	368	37
Series 2007-116, Class HI, IO, 2.00%, 1/25/2038 (f)	209	11
Series 2008-1, Class BI, IF, IO, 1.44%, 2/25/2038 (f)	117	10
Series 2008-16, Class IS, IF, IO, 1.73%, 3/25/2038 (f)	50	4
Series 2008-10, Class XI, IF, IO, 1.76%, 3/25/2038 (f)	114	10
Series 2008-27, Class SN, IF, IO, 2.43%, 4/25/2038 (f)	57	6
Series 2008-44, PO, 5/25/2038	4	4
Series 2008-53, Class CI, IF, IO, 2.73%, 7/25/2038 (f)	62	6
Series 2008-80, Class SA, IF, IO, 1.38%, 9/25/2038 (f)	161	13
Series 2008-81, Class SB, IF, IO, 1.38%, 9/25/2038 (f)	243	15
Series 2009-6, Class GS, IF, IO, 2.08%, 2/25/2039 (f)	150	14
SEE NOTES TO FINANCIAL STATEMENTS.

26	JPMorgan Institutional Trust Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2009-60, Class HT, 6.00%, 8/25/2039	147	155
Series 2009-99, Class SC, IF, IO, 1.71%, 12/25/2039 (f)	42	3
Series 2009-103, Class MB, 7.16%, 12/25/2039 (f)	66	67
Series 2010-49, Class SC, IF, 3.73%, 3/25/2040 (f)	108	103
Series 2010-64, Class DM, 5.00%, 6/25/2040	42	42
Series 2010-71, Class HJ, 5.50%, 7/25/2040	97	101
Series 2010-147, Class SA, IF, IO, 2.06%, 1/25/2041 (f)	499	75
Series 2011-30, Class LS, IO, 1.76%, 4/25/2041 (f)	172	10
Series 2011-75, Class FA, 5.02%, 8/25/2041 (f)	29	28
Series 2011-118, Class MT, 7.00%, 11/25/2041	130	136
Series 2011-130, Class CA, 6.00%, 12/25/2041	352	367
Series 2013-81, Class TA, 3.00%, 2/25/2043	466	455
Series 2013-92, PO, 9/25/2043	432	328
Series 2013-90, Class PM, 3.50%, 9/25/2043	1,694	1,540
Series 2013-101, Class DO, PO, 10/25/2043	742	548
Series 2013-128, PO, 12/25/2043	773	570
Series 2011-2, Class WA, 5.83%, 2/25/2051 (f)	82	84
FNMA, REMIC Trust, Whole Loan
Series 2007-W7, Class 1A4, IF, 12.38%, 7/25/2037 (f)	4	5
Series 2003-W4, Class 2A, 5.19%, 10/25/2042 (f)	26	26
Series 2003-W1, Class 1A1, 4.74%, 12/25/2042 (f)	220	218
Series 2003-W1, Class 2A, 5.21%, 12/25/2042 (f)	97	96
Series 2009-W1, Class A, 6.00%, 12/25/2049	146	150
FNMA, REMIC, Whole Loan
Series 2007-101, Class A2, 4.38%, 6/27/2036 (f)	154	156
Series 2007-54, Class FA, 4.87%, 6/25/2037 (f)	90	90
Series 2007-106, Class A7, 6.01%, 10/25/2037 (f)	50	50
FNMA, STRIPS
Series 329, Class 1, PO, 1/25/2033	13	12
Series 345, Class 6, IO, 5.00%, 12/25/2033 (f)	21	3
Series 351, Class 7, IO, 5.00%, 4/25/2034 (f)	70	8
Series 355, Class 11, IO, 6.00%, 7/25/2034	64	8
Series 365, Class 8, IO, 5.50%, 5/25/2036	97	18
Series 374, Class 5, IO, 5.50%, 8/25/2036	49	8
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 393, Class 6, IO, 5.50%, 4/25/2037	18	2
Series 383, Class 32, IO, 6.00%, 1/25/2038	25	4
Series 383, Class 33, IO, 6.00%, 1/25/2038	64	12
GMACM Mortgage Loan Trust Series 2005-AR3, Class 3A4, 4.63%, 6/19/2035 (f)	198	193
GNMA
Series 2001-35, Class SA, IF, IO, 3.82%, 8/16/2031 (f)	27	—
Series 2002-52, Class GH, 6.50%, 7/20/2032	153	153
Series 2003-58, Class BE, 6.50%, 1/20/2033	206	206
Series 2003-12, Class SP, IF, IO, 3.29%, 2/20/2033 (f)	49	—
Series 2003-46, Class MG, 6.50%, 5/20/2033	158	157
Series 2003-52, Class AP, PO, 6/16/2033	42	36
Series 2003-112, Class SA, IF, IO, 2.12%, 12/16/2033 (f)	177	—
Series 2004-28, Class S, IF, 7.49%, 4/16/2034 (f)	71	77
Series 2004-90, Class SI, IF, IO, 1.67%, 10/20/2034 (f)	234	12
Series 2005-68, Class DP, IF, 5.77%, 6/17/2035 (f)	17	18
Series 2010-14, Class CO, PO, 8/20/2035	79	72
Series 2005-58, Class NI, IO, 5.50%, 8/20/2035 (f)	362	39
Series 2005-68, Class KI, IF, IO, 1.87%, 9/20/2035 (f)	528	47
Series 2005-91, Class PI, IO, 6.00%, 12/20/2035	77	7
Series 2006-16, Class OP, PO, 3/20/2036	37	33
Series 2006-38, Class ZK, 6.50%, 8/20/2036	432	431
Series 2006-59, Class SD, IF, IO, 2.27%, 10/20/2036 (f)	133	8
Series 2006-65, Class SA, IF, IO, 2.37%, 11/20/2036 (f)	191	—
Series 2011-22, Class WA, 5.80%, 2/20/2037 (f)	162	166
Series 2007-17, Class JO, PO, 4/16/2037	36	29
Series 2007-17, Class JI, IF, IO, 2.38%, 4/16/2037 (f)	333	31
Series 2007-19, Class SD, IF, IO, 1.77%, 4/20/2037 (f)	176	4
Series 2007-28, Class BO, PO, 5/20/2037	37	34
Series 2007-26, Class SC, IF, IO, 1.77%, 5/20/2037 (f)	150	5
Series 2007-27, Class SA, IF, IO, 1.77%, 5/20/2037 (f)	158	6
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	JPMorgan Institutional Trust Funds	27

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2007-36, Class SE, IF, IO, 2.04%, 6/16/2037 (f)	81	2
Series 2007-47, Class PH, 6.00%, 7/16/2037	1,315	1,361
Series 2007-40, Class SB, IF, IO, 2.32%, 7/20/2037 (f)	331	15
Series 2007-42, Class SB, IF, IO, 2.32%, 7/20/2037 (f)	196	9
Series 2007-53, Class SW, IF, 6.93%, 9/20/2037 (f)	17	18
Series 2009-79, Class OK, PO, 11/16/2037	54	47
Series 2007-73, Class MI, IF, IO, 1.57%, 11/20/2037 (f)	111	2
Series 2007-76, Class SA, IF, IO, 2.10%, 11/20/2037 (f)	219	4
Series 2007-72, Class US, IF, IO, 2.12%, 11/20/2037 (f)	106	1
Series 2007-79, Class SY, IF, IO, 2.12%, 12/20/2037 (f)	97	2
Series 2008-2, Class NS, IF, IO, 2.11%, 1/16/2038 (f)	207	10
Series 2008-2, Class MS, IF, IO, 2.73%, 1/16/2038 (f)	62	5
Series 2008-10, Class S, IF, IO, 1.40%, 2/20/2038 (f)	117	2
Series 2008-36, Class SH, IF, IO, 1.87%, 4/20/2038 (f)	162	—
Series 2008-40, Class SA, IF, IO, 1.97%, 5/16/2038 (f)	804	53
Series 2008-55, Class SA, IF, IO, 1.77%, 6/20/2038 (f)	91	3
Series 2008-71, Class SC, IF, IO, 1.57%, 8/20/2038 (f)	41	—
Series 2009-25, Class SE, IF, IO, 3.17%, 9/20/2038 (f)	77	3
Series 2008-93, Class AS, IF, IO, 1.27%, 12/20/2038 (f)	121	7
Series 2009-6, Class SA, IF, IO, 1.67%, 2/16/2039 (f)	111	—
Series 2009-12, Class IE, IO, 5.50%, 3/20/2039	244	8
Series 2009-14, Class KI, IO, 6.50%, 3/20/2039	108	7
Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	105	9
Series 2009-22, Class SA, IF, IO, 1.84%, 4/20/2039 (f)	202	13
Series 2009-33, Class CI, IO, 5.50%, 5/20/2039	53	4
Series 2009-33, Class TI, IO, 6.00%, 5/20/2039	57	5
Series 2009-43, Class SA, IF, IO, 1.52%, 6/20/2039 (f)	101	4
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2009-72, Class SM, IF, IO, 1.82%, 8/16/2039 (f)	217	16
Series 2010-31, Class NO, PO, 3/20/2040	372	316
Series 2013-75, Class WA, 5.11%, 6/20/2040 (f)	467	475
Series 2010-130, Class CP, 7.00%, 10/16/2040	59	63
Series 2010-157, Class OP, PO, 12/20/2040	407	345
Series 2011-75, Class SM, IF, IO, 2.17%, 5/20/2041 (f)	281	18
Series 2014-188, Class W, 4.55%, 10/20/2041 (f)	207	207
Series 2012-141, Class WC, 3.72%, 1/20/2042 (f)	142	134
Series 2013-54, Class WA, 4.89%, 11/20/2042 (f)	857	868
Series 2013-91, Class WA, 4.42%, 4/20/2043 (f)	460	439
Series 2013-116, Class JY, 4.00%, 8/16/2043	1,300	1,218
Series 2018-160, Class PA, 3.50%, 7/20/2046	709	697
Series 2025-6, Class A, 3.50%, 11/20/2050	5,955	5,549
Series 2022-9, Class P, 2.00%, 9/20/2051	5,664	4,952
Series 2022-154, Class JZ, 4.50%, 9/20/2052	1,393	1,236
Series 2012-H24, Class FG, 4.87%, 4/20/2060 (f)	2	2
Series 2013-H03, Class FA, 4.74%, 8/20/2060 (f)	—	—
Series 2012-H21, Class CF, 5.14%, 5/20/2061 (f)	7	7
Series 2013-H05, Class FB, 4.82%, 2/20/2062 (f)	9	9
Series 2012-H15, Class FA, 4.89%, 5/20/2062 (f)	—	—
Series 2012-H26, Class MA, 4.99%, 7/20/2062 (f)	3	3
Series 2012-H28, Class FA, 5.02%, 9/20/2062 (f)	2	2
Series 2012-H29, Class FA, 4.96%, 10/20/2062 (f)	79	79
Series 2012-H31, Class FD, 4.78%, 12/20/2062 (f)	235	234
Series 2013-H01, Class FA, 1.65%, 1/20/2063	—	—
Series 2013-H04, Class BA, 1.65%, 2/20/2063	2	2
Series 2013-H08, Class FC, 4.89%, 2/20/2063 (f)	166	166
Series 2013-H07, Class HA, 4.85%, 3/20/2063 (f)	171	171
Series 2013-H09, Class HA, 1.65%, 4/20/2063	10	10
SEE NOTES TO FINANCIAL STATEMENTS.

28	JPMorgan Institutional Trust Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2013-H18, Class JA, 5.04%, 8/20/2063 (f)	242	242
Series 2014-H01, Class FD, 5.09%, 1/20/2064 (f)	82	82
Series 2024-57, Class PT, 4.50%, 4/20/2064	4,445	4,314
Series 2014-H09, Class TA, 5.04%, 4/20/2064 (f)	83	83
Series 2015-H15, Class FD, 4.88%, 6/20/2065 (f)	497	497
Series 2015-H15, Class FJ, 4.88%, 6/20/2065 (f)	1,109	1,108
Series 2015-H16, Class FG, 4.88%, 7/20/2065 (f)	950	949
Series 2015-H23, Class FB, 4.96%, 9/20/2065 (f)	871	872
Series 2015-H32, Class FH, 5.10%, 12/20/2065 (f)	688	689
Series 2017-H08, Class XI, IO, 1.39%, 3/20/2067 (f)	3,215	144
Series 2021-H14, Class CF, 5.75%, 9/20/2071 (f)	4,607	4,709
GSMPS Mortgage Loan Trust
Series 2001-2, Class A, 7.50%, 6/19/2032 (b) (f)	219	212
Series 2005-RP3, Class 1AS, IO, 3.73%, 9/25/2035 (b) (f)	331	2
Series 2005-RP3, Class 1AF, 4.78%, 9/25/2035 (b) (f)	438	373
Series 2006-RP2, Class 1AS2, IF, IO, 1.57%, 4/25/2036 ‡ (b) (f)	1,248	66
GSR Mortgage Loan Trust
Series 2004-6F, Class 3A4, 6.50%, 5/25/2034	69	71
Series 2004-8F, Class 2A3, 6.00%, 9/25/2034	36	37
Series 2004-13F, Class 3A3, 6.00%, 11/25/2034	49	49
Series 2005-4F, Class AP, PO, 5/25/2035	—	—
Series 2005-7F, Class 3A9, 6.00%, 9/25/2035	237	233
Series 2006-1F, Class 2A4, 6.00%, 2/25/2036	634	274
Impac CMB Trust
Series 2004-7, Class 1A1, 5.17%, 11/25/2034 (f)	164	161
Series 2005-4, Class 2A1, 5.03%, 5/25/2035 (f)	50	47
Impac Secured Assets Trust Series 2006-1, Class 2A1, 5.13%, 5/25/2036 (f)	43	40
JPMorgan Mortgage Trust
Series 2006-A2, Class 5A3, 7.12%, 11/25/2033 (f)	55	54
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2006-A3, Class 6A1, 5.21%, 8/25/2034 (f)	17	16
Series 2006-A2, Class 4A1, 7.29%, 8/25/2034 (f)	81	82
Lehman Mortgage Trust
Series 2006-2, Class 1A1, 5.75%, 4/25/2036 (f)	175	112
Series 2008-2, Class 1A6, 6.00%, 3/25/2038	414	114
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 6.87%, 4/21/2034 (f)	51	50
Series 2004-4, Class 2A1, 6.80%, 5/25/2034 (f)	22	21
Series 2004-13, Class 3A7, 6.37%, 11/21/2034 (f)	122	116
Series 2004-15, Class 3A1, 7.24%, 12/25/2034 (f)	35	34
MASTR Alternative Loan Trust
Series 2004-10, Class 1A1, 4.50%, 9/25/2019	1	1
Series 2004-8, Class 6A1, 5.50%, 9/25/2019	1	1
Series 2004-4, Class 10A1, 5.00%, 5/25/2024	30	10
Series 2003-3, Class 1A1, 6.50%, 5/25/2033	43	45
Series 2003-9, Class 8A1, 6.00%, 1/25/2034	109	102
Series 2004-3, Class 2A1, 6.25%, 4/25/2034	72	73
Series 2004-6, Class 30, PO, 7/25/2034	85	66
Series 2004-6, Class 7A1, 6.00%, 7/25/2034	143	140
Series 2004-7, Class 30, PO, 8/25/2034	42	29
MASTR Asset Securitization Trust
Series 2004-6, Class 15, PO, 7/25/2019	—	—
Series 2003-12, Class 30, PO, 12/25/2033	6	3
Series 2004-1, Class 30, PO, 2/25/2034	6	5
MASTR Reperforming Loan Trust Series 2005-2, Class 1A1F, 4.78%, 5/25/2035 (b) (f)	1,041	515
MASTR Resecuritization Trust Series 2005-PO, Class 3, PO, 5/28/2035 (b)	40	30
Merrill Lynch Mortgage Investors Trust
Series 2003-E, Class A1, 5.05%, 10/25/2028 (f)	19	18
Series 2003-F, Class A1, 5.07%, 10/25/2028 (f)	114	108
Series 2004-A, Class A1, 4.89%, 4/25/2029 (f)	36	33
Series 2004-1, Class 2A1, 5.63%, 12/25/2034 (f)	62	58
NACC Reperforming Loan REMIC Trust Series 2004-R2, Class A1, 6.50%, 10/25/2034 (b) (f)	123	110
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	JPMorgan Institutional Trust Funds	29

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
New Residential Mortgage Loan Trust
Series 2024-RTL1, Class A1, 6.66%, 3/25/2039 (b) (e)	4,330	4,378
Series 2024-RTL2, Class A1, 5.44%, 9/25/2039 (b) (e)	3,545	3,527
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2003-A1, Class A5, 7.00%, 4/25/2033	33	33
Series 2003-A1, Class A1, 5.50%, 5/25/2033	7	7
Series 2003-A1, Class A2, 6.00%, 5/25/2033	19	19
PRET Trust Series 2024-RPL2, Class A1, 4.07%, 6/25/2064 (b) (f)	3,774	3,578
RALI Trust
Series 2002-QS16, Class A3, IF, 7.35%, 10/25/2017 ‡ (f)	—	—
Series 2003-QS9, Class A3, IF, IO, 3.12%, 5/25/2018 ‡ (f)	—	— (h)
Series 2004-QA6, Class NB2, 4.51%, 12/26/2034 (f)	176	163
Structured Asset Mortgage Investments II Trust Series 2004-AR5, Class 1A1, 5.09%, 10/19/2034 (f)	89	84
Thornburg Mortgage Securities Trust
Series 2003-4, Class A1, 5.07%, 9/25/2043 (f)	47	46
Series 2004-4, Class 3A, 5.21%, 12/25/2044 (f)	115	110
Towd Point Mortgage Trust Series 2021-R1, Class A1, 2.92%, 11/30/2060 (b) (f)	5,110	4,561
Vendee Mortgage Trust
Series 1996-1, Class 1Z, 6.75%, 2/15/2026	38	38
Series 1996-2, Class 1Z, 6.75%, 6/15/2026	20	20
Series 1997-1, Class 2Z, 7.50%, 2/15/2027	51	52
Series 1998-1, Class 2E, 7.00%, 3/15/2028	93	94
Series 1999-1, Class 2Z, 6.50%, 1/15/2029	219	220
Series 2003-2, Class Z, 5.00%, 5/15/2033	1,166	1,168
VM Master Issuer LLC Series 2022-1, Class A1, 6.16%, 5/24/2025 ‡ (b) (e)	2,988	2,982
WaMu Mortgage Pass-Through Certificates Series 2004-RS2, Class A4, 5.00%, 11/25/2033	239	232
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR8, Class A, 6.24%, 8/25/2033 (f)	17	17
Series 2003-AR9, Class 1A6, 6.56%, 9/25/2033 (f)	302	300
Series 2003-AR9, Class 2A, 6.79%, 9/25/2033 (f)	21	20
Series 2003-S9, Class P, PO, 10/25/2033	7	6
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2003-S9, Class A8, 5.25%, 10/25/2033	145	141
Series 2004-AR3, Class A1, 5.68%, 6/25/2034 (f)	21	19
Series 2004-AR3, Class A2, 5.68%, 6/25/2034 (f)	17	16
Series 2006-AR10, Class 2P, 4.36%, 9/25/2036 (f)	39	35
Series 2006-AR12, Class 2P, 4.31%, 10/25/2036 (f)	35	31
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2005-2, Class 2A3, IF, IO, 0.57%, 4/25/2035 (f)	320	11
Series 2005-2, Class 1A4, IF, IO, 0.62%, 4/25/2035 (f)	1,650	55
Series 2005-3, Class CX, IO, 5.50%, 5/25/2035	498	78
Series 2005-4, Class CB7, 5.50%, 6/25/2035	490	443
Series 2005-4, Class CX, IO, 5.50%, 6/25/2035	442	66
Series 2005-6, Class 2A4, 5.50%, 8/25/2035	90	79
Series 2005-6, Class 2A9, 5.50%, 8/25/2035	578	503
Wells Fargo Mortgage-Backed Securities Trust Series 2007-7, Class A7, 6.00%, 6/25/2037	69	61
Total Collateralized Mortgage Obligations (Cost $162,950)		159,579
Commercial Mortgage-Backed Securities — 3.0%
BAMLL Commercial Mortgage Securities Trust Series 2014-520M, Class C, 4.21%, 8/15/2046 (b) (f)	1,300	855
Commercial Mortgage Trust Series 2013-300P, Class A1, 4.35%, 8/10/2030 (b)	3,500	3,456
FHLMC, Multi-Family Structured Credit Risk Series 2021-MN2, Class M1, 6.15%, 7/25/2041 (b) (f)	3,611	3,523
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K065, Class A2, 3.24%, 4/25/2027	2,467	2,417
Series K070, Class A2, 3.30%, 11/25/2027 (f)	1,748	1,704
Series K754, Class AM, 4.94%, 11/25/2030 (f)	1,740	1,782
Series K138, Class AM, 1.89%, 1/25/2032	1,850	1,565
Series K146, Class A2, 2.92%, 6/25/2032	4,200	3,797
Series K-150, Class A2, 3.71%, 9/25/2032 (f)	4,145	3,937
FNMA ACES
Series 2017-M3, Class A2, 2.46%, 12/25/2026 (f)	835	810
Series 2015-M10, Class A2, 3.09%, 4/25/2027 (f)	4,624	4,524
Series 2017-M8, Class A2, 3.06%, 5/25/2027 (f)	2,775	2,707
SEE NOTES TO FINANCIAL STATEMENTS.

30	JPMorgan Institutional Trust Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2018-M8, Class A2, 3.30%, 6/25/2028 (f)	2,321	2,255
Series 2018-M10, Class A2, 3.35%, 7/25/2028 (f)	3,267	3,179
Series 2017-M5, Class A2, 2.99%, 4/25/2029 (f)	1,908	1,817
Series 2020-M50, Class A2, 1.20%, 10/25/2030	1,140	1,068
Series 2020-M50, Class X1, IO, 1.82%, 10/25/2030 (f)	17,628	824
Series 2022-M1S, Class A2, 2.08%, 4/25/2032 (f)	5,230	4,472
Series 2022-M13, Class A2, 2.59%, 6/25/2032 (f)	6,802	6,016
Series 2022-M2S, Class A2, 3.75%, 8/25/2032 (f)	4,225	4,025
Series 2023-M8, Class A2, 4.47%, 3/25/2033 (f)	3,290	3,265
Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	46	46
Series 2021-M3, Class X1, IO, 1.91%, 11/25/2033 (f)	3,153	223
FREMF Mortgage Trust
Series 2019-KBF3, Class B, 6.94%, 1/25/2029 (b) (f)	1,252	1,246
Series 2020-K737, Class B, 3.33%, 1/25/2053 (b) (f)	550	536
Series 2019-K96, Class C, 3.81%, 8/25/2056 (b) (f)	5,500	5,098
Ladder Capital Commercial Mortgage Trust Series 2013-GCP, Class A2, 3.99%, 2/15/2036 (b)	998	929
MRCD MARK Mortgage Trust
Series 2019-PARK, Class A, 2.72%, 12/15/2036 (b)	2,050	1,835
Series 2019-PARK, Class D, 2.72%, 12/15/2036 (b)	2,685	2,035
P4 SFR Series 2019-STl A, 7.25%, 10/11/2026 ‡	2,600	2,547
ROCK Trust
Series 2024-CNTR, Class A, 5.39%, 11/13/2041 (b)	1,650	1,674
Series 2024-CNTR, Class C, 6.47%, 11/13/2041 (b)	5,000	5,185
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041 (b)	3,935	3,394
WFRBS Commercial Mortgage Trust Series 2013-C11, Class D, 4.06%, 3/15/2045 (b) (f)	400	336
Total Commercial Mortgage-Backed Securities (Cost $86,537)		83,082
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 0.4% (i)
California — 0.0% ^
City of Los Angeles Department of Airports, Federally Taxable Build America Bonds Direct Payment to Issuer Series 2009C, Rev., 6.58%, 5/15/2039	385	414
State of California, Various Purpose, GO, 7.30%, 10/1/2039	350	406
Total California		820
New York — 0.2%
New York State Dormitory Authority, State Personal Income Tax, General Purpose Series 2010D, Rev., 5.60%, 3/15/2040	360	370
Port Authority of New York and New Jersey, Consolidated
Series 164, Rev., 5.65%, 11/1/2040	1,825	1,932
Series 165, Rev., 5.65%, 11/1/2040	440	466
Series 174, Rev., 4.46%, 10/1/2062	2,060	1,800
Total New York		4,568
Ohio — 0.1%
American Municipal Power, Inc., Meldahl Hydroelectric Project Series 2010B, Rev., 7.50%, 2/15/2050	1,275	1,528
Ohio State University (The), General Receipts Series 2011A, Rev., 4.80%, 6/1/2111	1,563	1,392
Ohio University, General Receipts, Federally Taxable, Rev., 5.59%, 12/1/2114	200	193
Total Ohio		3,113
Oklahoma — 0.0% ^
Oklahoma Development Finance Authority, Natural Gas Co. Series 2022, Rev., 4.71%, 5/1/2052	575	547
Texas — 0.1%
Texas Natural Gas Securitization Finance Corp., Customer Rate Relief Bonds
Series 2023A-1, Rev., 5.10%, 4/1/2035	635	647
Series 2023A-2, Rev., 5.17%, 4/1/2041	1,155	1,173
Total Texas		1,820
Total Municipal Bonds (Cost $11,038)		10,868
Foreign Government Securities — 0.4%
Kingdom of Saudi Arabia
2.25%, 2/2/2033 (b)	622	508
3.45%, 2/2/2061 (b)	550	352
Republic of Chile 2.55%, 1/27/2032	497	427
Republic of Peru 5.63%, 11/18/2050	88	85
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	JPMorgan Institutional Trust Funds	31

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Republic of Poland 5.50%, 3/18/2054	921	882
United Mexican States
3.75%, 1/11/2028	1,216	1,175
6.00%, 5/13/2030	1,061	1,081
2.66%, 5/24/2031	1,075	904
3.50%, 2/12/2034	1,252	1,027
6.88%, 5/13/2037	1,578	1,622
4.60%, 1/23/2046	2,113	1,594
6.34%, 5/4/2053	310	287
3.77%, 5/24/2061	772	461
Total Foreign Government Securities (Cost $12,155)		10,405
U.S. Government Agency Securities — 0.3%
Tennessee Valley Authority
5.88%, 4/1/2036	6,839	7,629
4.63%, 9/15/2060	304	281
Tennessee Valley Authority STRIPS DN, 5.91%, 6/15/2035 (a)	800	492
Total U.S. Government Agency Securities (Cost $9,194)		8,402
Loan Assignments — 0.1% (j)
Consumer Finance — 0.1%
OneSky Loan Trust, 1st Lien Term Loan A, 3.88%, 1/15/2031 (Cost $2,381)	2,362	2,247
	SHARES (000)
Short-Term Investments — 2.2%
Investment Companies — 2.2%
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.34% (k) (l) (Cost $58,760)	58,743	58,767
Total Investments — 100.8% (Cost $2,864,634)		2,758,795
Liabilities in Excess of Other Assets — (0.8)%		(21,082)
NET ASSETS — 100.0%		2,737,713

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of February 28, 2025.
CLO	Collateralized Loan Obligations
CME	Chicago Mercantile Exchange
CSMC	Credit Suisse Mortgage Trust
DN	Discount Notes
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
ICE	Intercontinental Exchange
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of
February 28, 2025. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the
underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying
mortgages of these securities increase, the yield on these
securities increases.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities.
The STRIPS Program lets investors hold and trade individual
interest and principal components of eligible notes and bonds as separate securities.

TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	The rate shown is the effective yield as of February 28, 2025.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

32	JPMorgan Institutional Trust Funds	February 28, 2025

(d)
Contingent Capital security (“CoCo”). CoCos are hybrid
debt securities that may be convertible into equity or
may be written down if a pre-specified trigger event
occurs. The total value of aggregate CoCo holdings at
February 28, 2025 is $767 or 0.03% of the Fund’s
net assets as of February 28, 2025.

(e)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of February 28, 2025.

(f)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of February 28, 2025.

(g)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(h)	Value is zero.
(i)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(j)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(k)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of February 28, 2025.
Futures contracts outstanding as of February 28, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	661	06/18/2025	USD	73,526	479
U.S. Treasury 10 Year Ultra Note	135	06/18/2025	USD	15,458	111
U.S. Treasury Ultra Bond	192	06/18/2025	USD	23,970	282
U.S. Treasury 2 Year Note	220	06/30/2025	USD	45,540	111
U.S. Treasury 5 Year Note	924	06/30/2025	USD	99,799	474
					1,457
Short Contracts
U.S. Treasury Long Bond	(221)	06/18/2025	USD	(26,182)	(205)
					1,252

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	JPMorgan Institutional Trust Funds	33

STATEMENT OF ASSETS AND LIABILITIES
AS OF February 28, 2025
(Amounts in thousands, except per share amounts)

JPMorgan Core Bond Trust
ASSETS:
Investments in non-affiliates, at value	$2,700,028
Investments in affiliates, at value	58,767
Deposits at broker for futures contracts	4,016
Receivables:
Investment securities sold	122
Interest from non-affiliates	17,139
Dividends from affiliates	173
Variation margin on futures contracts	1,010
Total Assets	2,781,255
LIABILITIES:
Payables:
Due to custodian	95
Investment securities purchased	3,765
Investment securities purchased — delayed delivery securities	39,321
Accrued liabilities:
Investment advisory fees	250
Administration fees	3
Custodian and accounting fees	30
Trustees’ and Chief Compliance Officer’s fees	— (a)
Other	78
Total Liabilities	43,542
Net Assets	$2,737,713
NET ASSETS:
Paid-in-Capital	$2,947,030
Total distributable earnings (loss)	(209,317)
Total Net Assets	$2,737,713
Net Assets:
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):	304,746
Net asset value, offering and redemption price per share (b)	$8.98
Cost of investments in non-affiliates	$2,805,874
Cost of investments in affiliates	58,760

(a)
Amount rounds to less than one thousand.
(b)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
SEE NOTES TO FINANCIAL STATEMENTS.

34	JPMorgan Institutional Trust Funds	February 28, 2025

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED February 28, 2025
(Amounts in thousands)

JPMorgan Core Bond Trust
INVESTMENT INCOME:
Interest income from non-affiliates	$110,002
Interest income from affiliates	2
Dividend income from affiliates	3,240
Total investment income	113,244
EXPENSES:
Investment advisory fees	7,050
Administration fees	2,523
Custodian and accounting fees	176
Interest expense to affiliates	6
Professional fees	97
Trustees’ and Chief Compliance Officer’s fees	33
Printing and mailing costs	32
Transfer agency fees	19
Other	136
Total expenses	10,072
Less fees waived	(6,403)
Net expenses	3,669
Net investment income (loss)	109,575
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(33,631)
Investments in affiliates	5
Futures contracts	355
Net realized gain (loss)	(33,271)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	84,612
Investments in affiliates	7
Futures contracts	924
Change in net unrealized appreciation/depreciation	85,543
Net realized/unrealized gains (losses)	52,272
Change in net assets resulting from operations	$161,847
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	JPMorgan Institutional Trust Funds	35

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(Amounts in thousands)

	JPMorgan Core Bond Trust
	Year Ended February 28, 2025	Year Ended February 29, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$109,575	$84,834
Net realized gain (loss)	(33,271)	(45,438)
Change in net unrealized appreciation/depreciation	85,543	40,009
Change in net assets resulting from operations	161,847	79,405
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(109,022)	(84,854)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	371,436	187,470
NET ASSETS:
Change in net assets	424,261	182,021
Beginning of period	2,313,452	2,131,431
End of period	$2,737,713	$2,313,452
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$596,862	$530,992
Distributions reinvested	99,761	77,404
Cost of shares redeemed	(325,187)	(420,926)
Change in net assets resulting from capital transactions	$371,436	$187,470
SHARE TRANSACTIONS:
Issued	67,242	60,363
Reinvested	11,241	8,806
Redeemed	(36,493)	(47,459)
Change in Shares	41,990	21,710
SEE NOTES TO FINANCIAL STATEMENTS.

36	JPMorgan Institutional Trust Funds	February 28, 2025

THIS PAGE IS INTENTIONALLY LEFT BLANK

37

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Core Bond Trust
Year Ended February 28, 2025	$8.80	$0.39	$0.17	$0.56	$(0.38)	$—	$(0.38)
Year Ended February 29, 2024	8.84	0.35	(0.04)	0.31	(0.35)	—	(0.35)
Year Ended February 28, 2023	9.98	0.29	(1.14)	(0.85)	(0.29)	—	(0.29)
Year Ended February 28, 2022	10.50	0.26	(0.45)	(0.19)	(0.26)	(0.07)	(0.33)
Year Ended February 28, 2021	10.80	0.31	(0.03)	0.28	(0.31)	(0.27)	(0.58)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
SEE NOTES TO FINANCIAL STATEMENTS.

38	JPMorgan Institutional Trust Funds	February 28, 2025

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$8.98	6.54%	$2,737,713	0.15%	4.34%	0.40%	32%
8.80	3.61	2,313,452	0.15	4.00	0.40	30
8.84	(8.57)	2,131,431	0.14	3.19	0.41	53
9.98	(1.92)	2,073,952	0.14	2.46	0.40	66
10.50	2.57	2,220,686	0.14	2.89	0.40	66

SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	JPMorgan Institutional Trust Funds	39

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2025
(Dollar values in thousands)
1. Organization
JPMorgan Institutional Trust (the “Trust”) was organized on September 14, 2004 as a Delaware statutory trust, pursuant to a Declaration of Trust dated September 14, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. JPMorgan Core Bond Trust (the "Fund") is a separate diversified series of the Trust covered in this report.
The investment objective of the Fund is to seek to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Fund.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the "Board"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the 1940 Act, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission (“SEC”) Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at February 28, 2025.

40	JPMorgan Institutional Trust Funds	February 28, 2025

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$267,031	$66,700	$333,731
Collateralized Mortgage Obligations	—	147,731	11,848	159,579
Commercial Mortgage-Backed Securities	—	80,535	2,547	83,082
Corporate Bonds	—	702,814	—	702,814
Foreign Government Securities	—	10,405	—	10,405
Loan Assignments	—	2,247	—	2,247
Mortgage-Backed Securities	—	625,281	—	625,281
Municipal Bonds	—	10,868	—	10,868
U.S. Government Agency Securities	—	8,402	—	8,402
U.S. Treasury Obligations	—	763,619	—	763,619
Short-Term Investments
Investment Companies	58,767	—	—	58,767
Total Investments in Securities	$58,767	$2,618,933	$81,095	$2,758,795
Appreciation in Other Financial Instruments
Futures Contracts	$1,457	$—	$—	$1,457
Depreciation in Other Financial Instruments
Futures Contracts	$(205)	$—	$—	$(205)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$1,252	$—	$—	$1,252
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 29, 2024	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Other(a)	Balance as of February 28, 2025
Investments in Securities:
Asset-Backed Securities	$57,344	$(2,491)	$2,936	$46	$17,445	$(20,512)	$7,816	$—	$4,116	$66,700
Collateralized Mortgage Obligations	10,485	—	152	(7)	8,703	(3,369)	—	— (b)	(4,116)	11,848
Commercial Mortgage-Backed Securities	2,470	—	77	—	—	—	—	—	—	2,547
Total	$70,299	$(2,491)	$3,165	$39	$26,148	$(23,881)	$7,816	$— (b)	$—	$81,095

[1]	Purchases include all purchases of securities and securities received in corporate actions.

February 28, 2025	JPMorgan Institutional Trust Funds	41

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2025 (continued)
(Dollar values in thousands)
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Certain Level 3 investments were re-classified between Collateralized Mortgage Obligations and Asset-Backed Securities.
(b)	Amount rounds to less than one thousand.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at February 28, 2025, which were valued using significant unobservable inputs (level 3), amounted to $1,515. This amount is included in Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statement of Operations.
There were no significant transfers into or out of level 3 for the year ended February 28, 2025.
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at February 28, 2025	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$66	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	0.00% - 13.83% (13.83%)

Collateralized Mortgage Obligations	66
Total	$66

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At February 28, 2025, the value of these investments was $81,029. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
B. Restricted Securities— Certain securities held by the Fund may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAV of the Fund.
As of February 28, 2025, the Fund had no investments in restricted securities other than securities sold to the Fund under Rule 144A and/or Regulation S under the Securities Act.
C. Loan Assignments— The Fund invested in debt instruments that are interests in amounts owed to lenders or lending syndicates (a “Lender”) by corporate, governmental or other borrowers (a “Borrower”). A loan is often administered by a bank or other financial institution (the “Agent”) that acts as Agent for all holders. The Agent administers the terms of the loan, as specified in the loan agreement. The above Fund invested in loan assignments of all or a portion of the loans. When the Fund purchases a loan assignment, the Fund has direct rights against the Borrower on a loan. In addition, it is unclear whether loans, loan assignments and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. Also, because JPMIM may wish to invest in publicly traded securities of a Borrower, it may not have access to material non-public information regarding the Borrower to which other investors have access. Although certain loans are secured by collateral, the Fund could experience delays or limitations in realizing the value on such collateral or have its interest subordinated to other indebtedness of the Borrower.
Loan assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for assignments and certain assignments which were liquid when purchased, may become illiquid and difficult to value. In addition, the settlement period for loans is uncertain as there is no standardized settlement schedule applicable to such investments. Therefore, the Fund may not receive the proceeds from a sale of such investments for a period after the sale.
Certain loan assignments are also subject to the risks associated with high yield securities described under Note 7.

42	JPMorgan Institutional Trust Funds	February 28, 2025

D. When-Issued Securities, Delayed Delivery Securities and Forward Commitments— The Fund purchased when-issued securities, including To-Be-Announced (“TBA”) securities, and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchased delayed delivery securities which generally settle seven days after the trade date. When-issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when-issued, delayed delivery or forward commitment basis is not accrued until the settlement date.
The Fund may be required to post or receive collateral for delayed delivery securities in the form of cash or securities under a Master Securities Forward Transaction Agreement with the counterparties (each, an “MSFTA”). The collateral requirements are generally calculated by netting the mark-to-market amount for a Fund's transactions under the MSFTA and comparing that amount to the value of the collateral pledged by a fund and the counterparty. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund's custodian bank and is included on the Statement of Assets and Liabilities as Restricted cash. Collateral received by the Fund is held in a separate segregated account maintained by JPMorgan Chase Bank, N.A. ("JPMCB"), a wholly-owned subsidiary of JPMorgan. These amounts are not reflected on the Fund's Statement of Assets and Liabilities.
The Fund had when-issued securities, delayed delivery securities or forward commitments outstanding as of February 28, 2025, which are shown as a Receivable for Investment securities sold — delayed delivery securities and/or a Payable for Investment securities purchased — delayed delivery securities, respectively, on the Statement of Assets and Liabilities. The values of these securities held at February 28, 2025 are detailed on the SOI, if any.
	Counterparty	Collateral amount
Collateral Received	Wells Fargo Securities LLC	$(310)
E. Securities Lending — The Fund is authorized to engage in securities lending in order to generate additional income. The Fund is able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Fund, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in an affiliated money market fund. The Fund retains the interest earned on cash collateral investments but is required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Fund). Upon termination of a loan, the Fund is required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Fund or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statement of Operations as Income from securities lending (net). The Fund also receives payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statement of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statement of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statement of Assets and Liabilities and details of collateral investments are disclosed on the SOI.
The Fund bears the risk of loss associated with the collateral investments and is not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Fund may incur losses that exceed the amount it earned on lending the security. Upon termination of a loan, the Fund may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security.
The Fund did not have any securities out on loan at February 28, 2025.

February 28, 2025	JPMorgan Institutional Trust Funds	43

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2025 (continued)
(Dollar values in thousands)
F. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. For the purposes of the financial statements, the Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the year ended February 28, 2025
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 28, 2025	Shares at February 28, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.34% (a) (b)	$39,811	$731,670	$712,726	$5	$7	$58,767	58,743	$3,240	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of February 28, 2025.
G. Futures Contracts— The Fund used treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statement of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statement of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOI, while cash deposited, which is considered restricted, is recorded on the Statement of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statement of Assets and Liabilities.
The use of futures contracts exposes the Fund to risk. The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
The table below discloses the volume of the futures contracts activity during the year ended February 28, 2025:

Futures Contracts:
Average Notional Balance Long	$253,796
Average Notional Balance Short	(22,813)
Ending Notional Balance Long	258,293
Ending Notional Balance Short	(26,182)
H. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Interest income is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts.
Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Fund first learns of the dividend.

44	JPMorgan Institutional Trust Funds	February 28, 2025

The Fund invests in treasury inflation protected securities ("TIPS"). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as increases or decreases to interest income on the Statement of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid.
To the extent such information is publicly available, the Fund records distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Fund adjusts the estimated amounts of the components of distributions (and consequently its net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.
I. Allocation of Expenses— Expenses directly attributable to the Fund are charged directly to the Fund, while the expenses attributable to more than one fund of the Trust are allocated among the applicable funds.
J. Federal Income Taxes— The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Fund's tax positions for all open tax years and has determined that as of February 28, 2025, no liability for Federal income tax is required in the Fund's financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
K. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared and paid at least monthly and are declared separately for each class. Net realized capital gains, if any, are distributed at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
The following amounts were reclassified within the capital accounts:
Paid-in-Capital	Accumulated undistributed (distributions in excess of) net investment income	Accumulated net realized gains (losses)
$—	$30	$(30)
The reclassifications for the Fund relate primarily to tax adjustments on certain investments.
L. Segment Reporting — The Fund adopted FASB Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The adoption of this new standard impacted financial statement disclosures only and did not affect the Fund's financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. Executive committees of JPMorgan Asset Management, the named portfolio manager(s) of the Fund and the Fund's chief executive officer and chief financial officer act as the Fund's CODM. The Fund is considered an operating segment, and its performance and operating results are reviewed daily to make informed decisions regarding performance. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
M. Recent Accounting Pronouncement — In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09 (“ASU 2023-09”) Improvements to Income Tax Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. Management is currently evaluating the amendment and its impact to the financial statements.
3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of the Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate of 0.28% of the Fund’s respective average daily net assets.
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.E.

February 28, 2025	JPMorgan Institutional Trust Funds	45

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2025 (continued)
(Dollar values in thousands)
B. Administration Fee— Pursuant to an Administration Agreement, the Administrator provides certain administration services to the Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at a rate of 0.10% of the Fund's average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in Note 3.E.
JPMCB serves as the Fund's sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.
C. Custodian and Accounting Fees— JPMCB provides portfolio custody and accounting services to the Fund. For performing these services, the Fund pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Fund for custody and accounting services are included in Custodian and accounting fees on the Statement of Operations.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statement of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statement of Operations.
D. Placement Agent— J.P. Morgan Institutional Investments, Inc. (the “Placement Agent”), a registered broker-dealer affiliated with the Adviser, serves as the Fund's Placement Agent. The Placement Agent provides various sales support activities in connection with the Fund’s private placement of its shares.
E. Waivers and Reimbursements— The Adviser and Administrator have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 0.15% of the Fund's average daily net assets.
The expense limitation agreement was in effect for the year ended February 28, 2025 and the contractual expense limitation percentages in the table above are in place until at least June 30, 2025.
For the year ended February 28, 2025, the Fund's service providers waived fees and/or reimbursed expenses for the Fund as follows. None of these parties expect the Fund to repay any such waived fees and/or reimbursed expenses in future years.
Contractual Waivers
Investment Advisory Fees	Administration Fees	Total
$3,767	$2,512	$6,279
Additionally, the Fund may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the Fund's investment in such affiliated money market fund, except for investments of securities lending cash collateral. None of these parties expect the Fund to repay any such waived fees and/or reimbursed expenses in future years.
The amount of these waivers resulting from investments in these money market funds for the year ended February 28, 2025 was $124.
F. Other— Certain officers of the Trust are affiliated with the Adviser and the Administrator. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Fund for serving in their respective roles.
The Board designated and appointed a Chief Compliance Officer to the Fund pursuant to Rule 38a-1 under the 1940 Act. The Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statement of Operations.
The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
During the year ended February 28, 2025, the Fund purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.
The SEC has granted an exemptive order permitting the Fund to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.

46	JPMorgan Institutional Trust Funds	February 28, 2025

4. Investment Transactions
During the year ended February 28, 2025, purchases and sales of investments (excluding short-term investments) were as follows:
Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
$830,159	$613,195	$319,270	$171,107
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at February 28, 2025 were as follows:
Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$2,866,851	$29,230	$136,034	$(106,804)
The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to tax adjustments on certain derivatives and investments.
The tax character of distributions paid during the year ended February 28, 2025 was as follows:
Ordinary Income*	Total Distributions Paid
$109,022	$109,022

*	Short-term gain distributions are treated as ordinary income for income tax purposes.
The tax character of distributions paid during the year ended February 29, 2024 was as follows:
Ordinary Income*	Total Distributions Paid
$84,854	$84,854

*	Short-term gain distributions are treated as ordinary income for income tax purposes.
As of February 28, 2025, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows:
Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain (Tax Basis Capital Loss Carryover)	Unrealized Appreciation (Depreciation)
$1,081	$(93,717)	$(106,804)

The cumulative timing differences primarily consist of tax adjustments on certain derivatives and investments, and wash sale loss deferrals.
As of February 28, 2025, the Fund had net capital loss carryforwards, which are available to offset future realized gains as follows:
Capital Loss Carryforward Character
Short-Term	Long-Term
$19,466	$74,251

February 28, 2025	JPMorgan Institutional Trust Funds	47

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2025 (continued)
(Dollar values in thousands)
Net capital losses (gains) incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended February 28, 2025, the Fund deferred to March 1, 2025 the following net capital losses (gains) of:
Net Capital Losses (Gains)
Short-Term	Long-Term
$(164)	$9,964
During the year ended February 28, 2025, the Fund utilized capital loss carryforwards as follows:
Capital Loss Utilized
Short-Term
$18
6. Borrowings
The Fund relies upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Fund because the Fund and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Fund had no borrowings outstanding from another fund, or loans outstanding to another fund, during the year ended February 28, 2025.
The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Fund. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 28, 2025.
The Fund had no borrowings outstanding from the unsecured, uncommitted credit facility during the year ended February 28, 2025.
The Trust, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), has entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25 million in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25 million minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00%, plus the greater on the day of the borrowing, of the federal funds effective rate, or the Adjusted Secured Overnight Financing Rate (SOFR). Effective August 6, 2024, the Credit Facility was amended and restated for a term of 364 days, unless extended.
The Fund did not utilize the Credit Facility during the year ended February 28, 2025.
7. Risks, Concentrations and Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.
As of February 28, 2025, the Fund had individual shareholder and/or non-affiliated omnibus accounts, which owned 10.9% of the Fund’s outstanding shares.
Significant shareholder transactions by these shareholders may impact the Fund's performance and liquidity.
The Fund is subject to interest rate risk. Investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are

48	JPMorgan Institutional Trust Funds	February 28, 2025

subject to greater fluctuations in value. The Fund may invest in variable and floating rate loans and other variable and floating rate securities. Although these investments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Fund may face a heightened level of interest rate risk due to certain changes in monetary policy. It is difficult to accurately predict the pace at which central banks or monetary authorities may change interest rates or the timing, frequency, or magnitude of such changes, and the evaluation of macro-economic and other conditions could cause a change in approach in the future. Any such changes could be sudden and could expose debt markets to significant volatility and reduced liquidity for Fund investments.
The Fund is subject to credit risk. The Fund's investments are subject to the risk that an issuer and/or a counterparty will not make payments when due or default completely. Prices of the Fund's investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund's securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
The Fund is subject to risks associated with securities with contractual cash flows including asset-backed and mortgage-related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
The Fund deems subject to the risk that, should the Fund decide to sell an illiquid investment when a ready buyer is not available at a price the Fund deems to be representative of its value, the value of the Fund's net assets could be adversely affected.
Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Underlying Index or in a Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of a Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.

February 28, 2025	JPMorgan Institutional Trust Funds	49

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees of JPMorgan Institutional Trust and Shareholders of JPMorgan Core Bond Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of JPMorgan Core Bond Trust (the "Fund") as of February 28, 2025, the related statement of operations for the year ended February 28, 2025, the statement of changes in net assets for each of the two years in the period ended February 28, 2025, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2025 and the financial highlights for each of the five years in the period ended February 28, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission.
We conducted our audits of these financial statements in accordance with the auditing standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2025 by correspondence with the custodian, transfer agent, agent banks and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
New York, New York
April 29, 2025
We have served as the auditor of one or more investment companies in the JPMorgan Funds complex since 1993.

50	JPMorgan Institutional Trust Funds	February 28, 2025

TAX LETTER
(Unaudited)
(Dollar values in thousands)
Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Fund's income and distributions for the taxable year ended February 28, 2025. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2025. The information necessary to complete your income tax returns for the calendar year ending December 31, 2025 will be provided under separate cover.
Treasury Income
The Fund had 21.30%, or maximum allowable percentage, of income earned from direct U.S. Treasury Obligations for the fiscal year ended February 28, 2025.

February 28, 2025	JPMorgan Institutional Trust Funds	51

FOR MORE INFORMATION:
INVESTMENT ADVISER
J.P. Morgan Investment Management Inc.
277 Park Avenue
New York, New York 10172
PLACEMENT AGENT
JPMorgan Institutional Investments, Inc.
277 Park Avenue
New York, New York 10172
This report is open and authorized for distribution only to qualified and accredited investors who have received a copy of the Fund’s Confidential Offering Memorandum. This document may not be copied, faxed or otherwise distributed to the generalpublic.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2025. All rights reserved. February 2025.
AN-INSTT-225

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund's Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement
Not applicable.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Refer to Item 7.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Code of Ethics applicable to its Principal Executive and Principal Financial Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2), exactly as set forth below:

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(1) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(2) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period.

Not applicable.

(b)	A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Institutional Trust

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer

May 6, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer

May 6, 2025

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Treasurer and Principal Financial Officer

May 6, 2025